UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811- 7123

Advantage Funds, Inc. (Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166 (Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166 (Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 922-6000
Date of fiscal year end:	10/31
Date of reporting period:	4/30/2009

The following N-CSR relates only to the Registrant's series listed below and does not affect the other series of the Registrant, which have a different fiscal year end and, therefore, different N-CSR reporting requirements. A separate Form N-CSR will be filed for these series as appropriate.

Dreyfus Global Absolute Return Fund
Dreyfus Total Return Advantage Fund
Global Alpha Fund

FORM N-CSR

Item 1.	Reports to Stockholders.

2

Dreyfus Global Absolute Return Fund

SEMIANNUAL REPORT April 30, 2009

BNY MELLON
ASSET MANAGEMENT

Dreyfus

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
8	Statement of Financial Futures
9	Statement of Assets and Liabilities
10	Statement of Operations
11	Statement of Changes in Net Assets
13	Financial Highlights
16	Notes to Financial Statements
29	Information About the Review and Approval of the Fund’s Management Agreement
FOR MORE INFORMATION
Back Cover

Dreyfus Global Absolute Return Fund

The Fund

A LETTER FROM THE CEO

Dear Shareholder:

We present to you this semiannual report for Dreyfus Global Absolute Return Fund, covering the six-month period from November 1, 2008, through April 30, 2009.

Global equities markets went on a wild ride over the past six months, with stocks in most regions plummeting during much of the reporting period and then rebounding late in the reporting period. In supporting the recent rally, investors apparently shrugged off more bad economic news, including rising unemployment, damaged credit markets and economic contraction in many regions of the world.Yet, the rebound proved to be robust, particularly in the emerging markets, which posted double-digit returns over the final two months of the reporting period.

These enormous swings have left investors wondering if equity markets are forecasting sustainable economic improvement, or whether these events represent what many call a bear market rally. We generally have remained cautious in the absence of real global economic progress, but the market’s gyrations illustrate an important feature of many market rallies—when they begin to snap back, the rebounds are often quick and sharp, usually leaving most investors on the sidelines. That’s why we encourage you to speak regularly with your financial consultant, who can discuss with you the potential benefits of adhering to a long-term investment strategy tailored to your current investment needs and future goals.

For information about how the fund performed during the reporting period, as well as market perspectives, we have provided a Discussion of Fund Performance given by the fund’s Portfolio Managers.

Thank you for your continued confidence and support.

Jonathan R. Baum Chairman and Chief Executive Officer The Dreyfus Corporation May 15, 2009

2

DISCUSSION OF FUND PERFORMANCE

For the period of November 1, 2008, through April 30, 2009, as provided by Helen Potter,Vassilis Dagioglu and James Stavena, Portfolio Managers

Fund and Market Performance Overview

For the six-month period ended April 30, 2009, Dreyfus Global Absolute Return Fund’s Class A shares produced a total return of 4.59%, Class C shares produced a total return of 4.16% and Class I shares produced a total return of 4.69%.1 In comparison, the fund’s benchmark, the Citibank 30-Day Treasury Bill Index, produced a total return of 0.05% for the same period.2

Worldwide economic instability, a global financial crisis and government efforts to forestall greater economic deterioration sparked heightened volatility in financial markets during the reporting period. The fund produced higher returns than its benchmark, primarily due to successful tactical trades among the government bonds of various countries.

The Fund’s Investment Approach

The fund seeks total return through investments in securities and instruments that provide exposure to global equity, bond and currency markets, and in fixed-income securities.The strategy utilizes a proprietary, fundamentals-based quantitative model to construct and optimally integrate a diverse set of four alpha-generating signals; stock markets vs. bond markets within each country, country allocation among equity markets, country allocation among sovereign bond markets and currency allocation. Our quantitative investment approach is designed to identify and exploit relative misvaluations across and within major developed capital markets such as the United States, Japan and the largest Western European countries.

Volatility Roiled Global Stock and Bond Markets

A severe economic downturn and a persistent banking crisis caused global financial markets to hemorrhage value in the final months of 2008. Rising unemployment, slumping home values, lower commodity prices and precarious credit conditions weighed heavily on most securities prices. However, numerous central banks and governments have staged

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

massive interventions to stimulate their national economies and unfreeze credit markets, causing many investors to look forward to an eventual recovery. Indeed, later in the reporting period economic and corporate earnings reports provided early evidence that the economic and financial crises may have bottomed.

These developments first pummeled and later lifted stock prices. Bond prices, especially U.S. Treasuries, and safe-haven currencies such as the U.S.dollar often went the opposite direction.This created both challenges and opportunities during the reporting period. By the end of April, investors seemed to be more optimistic regarding the financial markets and the global economy. Perhaps more significantly, investors appeared to shift from indiscriminate selling of assets to evaluating fundamentals and market valuations.

Country Bond Market Selections Supported Fund Performance

Our tactical trading in volatile bond markets during the reporting period was the primary reason the fund outperformed its benchmark and delivered positive returns. An overweight to U.S. bonds was the largest source of outperformance,benefiting when prices rose on the announcement of Fed plans to buy $300 billion ofTreasury notes.An underweight to Japanese bonds worked well as prices fell on increasing bond supply related to that government’s bailout spending plans. U.K. bonds were another important contributor; we were overweight as weak economic data and risk aversion drove prices up, and then switched to an underweight in time to benefit as accelerating inflation caused prices to fall.

In addition, an overweight to U.K. stocks supported the fund’s results, as falling energy prices helped boost earnings for many British companies. An underweight to U.S. stocks, which underperformed other country equity markets, also aided the fund’s relative performance.

As should be expected in this challenging investment environment, a number of positions detracted from the fund’s relative performance during the reporting period.The fund was hurt most by an underweight to global bonds, which offered very low yields, and an overweight to global equities, which appeared undervalued. Additional detractors, albeit to a lesser extent, included an underweight to Japanese equities. Although we consider Japanese stocks overvalued, they outperformed

4

other equity markets after the yen weakened enough to improve upon a dour earnings outlook for Japanese exporters. Our tactical trading of European bonds and the euro also detracted from performance as European Central Bank actions were initially perceived as too timid and then became more aggressive.

Seeking Value-Oriented Opportunities

In the latter part of 2008, selling of risky assets appeared indiscriminate as investors sought safe havens. This created some of the largest misvaluations we have seen for quite some time between country equity markets. Rapid changes in the economic outlook, combined with government stimulus and bail-out activity, also contributed to unusual misvaluations among country bond markets. During the reporting period these misvaluations began to correct and the fund was positioned to take advantage of these corrections.

In our view, these misvaluations have only partially corrected and should offer ample opportunity going forward. In addition, we believe that stocks are attractively valued relative to sovereign bonds on a risk-adjusted basis in a number of countries.This is partially due to low bond yields. For example, the 10-year Treasury yielded 3.1% on April 30. We sold some stocks after prices rose substantially, but remain overweight stocks and underweight bonds globally.

May 15, 2009

Investing in foreign companies involves special risks, including changes in currency rates, political, economic and social instability, a lack of comprehensive company information, differing auditing and legal standards, and less market liquidity. An investment in this fund should be considered only as a supplement to an overall investment program.
1	Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Return figures provided reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an agreement in effect through
March 1, 2010, at which time it may be extended, terminated or modified. Had these expenses not been absorbed, the fund’s returns would have been lower.
2	SOURCE: Citigroup – Citigroup 30-Day Treasury Bill Index is a market value-weighted index of public obligations of the U.S.Treasury with maturities of 30 days.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Global Absolute Return Fund from November 1, 2008 to April 30, 2009. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended April 30, 2009
	Class A	Class C	Class I
Expenses paid per $1,000†	$ 7.61	$ 11.39	$ 6.34
Ending value (after expenses)	$1,045.90	$1,041.60	$1,046.90

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended April 30, 2009
	Class A	Class C	Class I
Expenses paid per $1,000†	$ 7.50	$ 11.23	$ 6.26
Ending value (after expenses)	$1,017.36	$1,013.64	$1,018.60

† Expenses are equal to the fund’s annualized expense ratio of 1.50% for Class A, 2.25% for Class C and 1.25% for Class I , multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS
April 30, 2009 (Unaudited)

	Principal
Short-Term Investments—78.8%	Amount ($)	Value ($)
U.S. Treasury Bills:
0.08%, 6/4/09	1,030,000	1,029,964
0.13%, 5/14/09	4,090,000	4,089,976
0.15%, 5/28/09	3,850,000	3,849,915
0.18%, 6/18/09	1,010,000 [a]	1,009,936
Total Short-Term Investments
(cost $9,979,063)		9,979,791

Other Investment—21.9%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $2,779,000)	2,779,000 [b]	2,779,000

Total Investments (cost $12,758,063)	100.7%	12,758,791
Liabilities, Less Cash and Receivables	(.7%)	(85,709)
Net Assets	100.0%	12,673,082

a	All or partially held by a broker as collateral for open financial futures positions.
b	Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†
Value (%)
Short-Term/Money Market Investments	100.7
† Based on net assets.
See notes to financial statements.

The Fund 7

STATEMENT OF FINANCIAL FUTURES April 30, 2009 (Unaudited)

				Unrealized
		Market Value		Appreciation
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 4/30/2009 ($)
Financial Futures Long
10 Year Euro-Bond	16	2,597,832	June 2009	(27,619)
British Long Gilt	21	3,752,834	June 2009	(21,119)
CAC 40 10 Euro	51	2,109,175	May 2009	123,109
FTSE 100 Index	41	2,555,931	June 2009	238,984
Financial Futures Short
Dax Index	3	(476,887)	June 2009	(30,835)
Japanese 10 Year Bond	57	(7,930,233)	June 2009	77,144
S & P 500 Emini	2	(87,000)	June 2009	(3,896)
TOPIX Index	25	(2,137,013)	June 2009	(328,804)
U.S. Treasury 10 Year Notes	21	(2,539,688)	June 2009	37,128
				64,092

See notes to financial statements.

8

STATEMENT OF ASSETS AND LIABILITIES April 30, 2009 (Unaudited)

		Cost	Value
Assets ($):
Investments in securities—See Statement of Investments:
Unaffiliated issuers		9,979,063	9,979,791
Affiliated issuers		2,779,000	2,779,000
Cash			15,986
Unrealized appreciation on forward
currency exchange contracts—Note 4			142,529
Receivable for investment securities sold			12,368
Receivable for shares of Capital Stock subscribed			8,134
Dividends and interest receivable			489
Due from The Dreyfus Corporation and affiliates—Note 3(c)			14,792
			12,953,089
Liabilities ($):
Unrealized depreciation on forward
currency exchange contracts—Note 4			190,438
Payable for investment securities purchased			43,284
Payable for futures variation margin—Note 4			22,016
Payable for shares of Capital Stock redeemed			195
Accrued expenses			24,074
			280,007
Net Assets ($)			12,673,082
Composition of Net Assets ($):
Paid-in capital			13,773,226
Accumulated distributions in excess of Investment income—net			(77,094)
Accumulated net realized gain (loss) on investments			(1,038,614)
Accumulated net unrealized appreciation (depreciation) on
investments and foreign currency transactions (including
$64,092 net unrealized appreciation on financial futures)			15,564
Net Assets ($)			12,673,082

Net Asset Value Per Share
	Class A	Class C	Class I
Net Assets ($)	9,206,650	1,141,009	2,325,423
Shares Outstanding	832,097	103,703	209,894
Net Asset Value Per Share ($)	11.06	11.00	11.08

See notes to financial statements.

The Fund 9

STATEMENT OF OPERATIONS Six Months Ended April 30, 2009 (Unaudited)

Investment Income ($):
Income:
Interest	3,662
Cash dividends;
Affiliated issuers	3,472
Total Income	7,134
Expenses:
Management fee—Note 3(a)	60,991
Registration fees	59,788
Shareholder servicing costs—Note 3(c)	12,631
Auditing fees	9,595
Custodian fees—Note 3(c)	5,657
Distribution fees—Note 3(b)	4,368
Prospectus and shareholders’ reports	3,624
Directors’ fees and expenses—Note 3(d)	821
Legal fees	298
Interest expense—Note 2	44
Loan commitment fees—Note 2	16
Miscellaneous	39,076
Total Expenses	196,909
Less—expense reimbursement from The Dreyfus
Corporation due to undertaking—Note 3(a)	(112,623)
Less—reduction in fees due to earnings credits—Note 1(c)	(111)
Net Expenses	84,175
Investment (Loss)—Net	(77,041)
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments, options
transactions and foreign currency transactions	279,885
Net realized gain (loss) on financial futures	181,229
Net realized gain (loss) on forward currency exchange contracts	(147,489)
Net Realized Gain (Loss)	313,625
Net unrealized appreciation (depreciation) on investments, foreign currency transactions and options transactions (including
$204,358 net unrealized appreciation on financial futures)	263,123
Net Realized and Unrealized Gain (Loss) on Investments	576,748
Net Increase in Net Assets Resulting from Operations	499,707

See notes to financial statements.

10

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	April 30, 2009	Year Ended
	(Unaudited)[a]	October 31, 2008[b]
Operations ($):
Investment income (loss)—net	(77,041)	78,964
Net realized gain (loss) on investments	313,625	(1,268,907)
Net unrealized appreciation
(depreciation) on investments	263,123	(247,559)
Net Increase (Decrease) in Net Assets
Resulting from Operations	499,707	(1,437,502)
Dividends to Shareholders from ($):
Investment income—net:
Class A Shares	(84,905)	—
Class C Shares	(11,770)	—
Class I Shares	(59,541)	—
Class T Shares	(8,028)	—
Total Dividends	(164,244)	—
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A Shares	4,623,435	5,364,489
Class C Shares	183,860	1,144,813
Class I Shares	1,057,936	4,606,499
Class T Shares	119	734,620
Dividends reinvested:
Class A Shares	16,538	—
Class C Shares	3,853	—
Class I Shares	11,442	—
Class T Shares	412	—
Cost of shares redeemed:
Class A Shares	(272,570)	(9,726)
Class C Shares	(75,776)	(15,000)
Class I Shares	(2,675,755)	(275,980)
Class T Shares	(648,088)	—
Increase (Decrease) in Net Assets
from Capital Stock Transactions	2,225,406	11,549,715
Total Increase (Decrease) in Net Assets	2,560,869	10,112,213
Net Assets ($):
Beginning of Period	10,112,213	—
End of Period	12,673,082	10,112,213
Undistributed (distributions in excess of)
Investment income—net	(77,094)	164,191

The Fund 11

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended
	April 30, 2009	Year Ended
	(Unaudited)[a]	October 31, 2008[b]
Capital Share Transactions:
Class Ac
Shares sold	425,233	431,580
Shares issued for dividends reinvested	1,523	—
Shares redeemed	(25,384)	(856)
Net Increase (Decrease) in Shares Outstanding	401,372	430,724
Class C
Shares sold	17,008	94,769
Shares issued for dividends reinvested	356	—
Shares redeemed	(7,019)	(1,411)
Net Increase (Decrease) in Shares Outstanding	10,345	93,358
Class I
Shares sold	97,436	382,830
Shares issued for dividends reinvested	1,054	—
Shares redeemed	(245,901)	(25,525)
Net Increase (Decrease) in Shares Outstanding	(147,411)	357,305
Class Tc
Shares sold	11	59,029
Shares issued for dividends reinvested	38	—
Shares redeemed	(59,078)	—
Net Increase (Decrease) in Shares Outstanding	(59,029)	59,029

a	Effective close of business on February 4, 2009, the fund no longer offers Class T shares.
b	From December 18, 2007 (commencement of operations) to October 31, 2008.
c	On the close of business on February 4, 2009, 59,078 Class T shares representing $648,088 were automatically converted to 59,132 Class A shares.
See notes to financial statements.

12

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated.All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

	Six Months Ended
	April 30, 2009	Year Ended
Class A Shares	(Unaudited)	October 31, 2008[a]
Per Share Data ($):
Net asset value, beginning of period	10.75	12.50
Investment Operations:
Investment income (loss)—net[b]	(.07)	.12
Net realized and unrealized
gain (loss) on investments	.55	(1.87)
Total from Investment Operations	.48	(1.75)
Distributions:
Dividends from investment income—net	(.17)	—
Net asset value, end of period	11.06	10.75
Total Return (%)[c,d]	4.59	(14.00)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets[e]	3.63	3.04
Ratio of net expenses to average net assets[e]	1.50	1.48
Ratio of net investment income
(loss) to average net assets[e]	(1.38)	1.14
Portfolio Turnover Rate	—	—
Net Assets, end of period ($ x 1,000)	9,207	4,630

a	From December 18, 2007 (commencement of operations) to October 31, 2008.
b	Based on average shares outstanding at each month end.
c	Exclusive of sales charge.
d	Not annualized.
e	Annualized.
See notes to financial statements.

The Fund 13

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended
	April 30, 2009	Year Ended
Class C Shares	(Unaudited)	October 31, 2008[a]
Per Share Data ($):
Net asset value, beginning of period	10.68	12.50
Investment Operations:
Investment income (loss)—net[b]	(.11)	.03
Net realized and unrealized
gain (loss) on investments	.55	(1.85)
Total from Investment Operations	.44	(1.82)
Distributions:
Dividends from investment income—net	(.12)	—
Net asset value, end of period	11.00	10.68
Total Return (%)[c,d]	4.16	(14.56)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets[e]	4.29	4.00
Ratio of net expenses to average net assets[e]	2.25	2.23
Ratio of net investment income
(loss) to average net assets[e]	(2.11)	.35
Portfolio Turnover Rate	—	—
Net Assets, end of period ($ x 1,000)	1,141	997

a	From December 18, 2007 (commencement of operations) to October 31, 2008.
b	Based on average shares outstanding at each month end.
c	Exclusive of sales charge.
d	Not annualized.
e	Annualized.
See notes to financial statements.

14

	Six Months Ended
	April 30, 2009	Year Ended
Class I Shares	(Unaudited)	October 31, 2008[a]
Per Share Data ($):
Net asset value, beginning of period	10.78	12.50
Investment Operations:
Investment income (loss)—net[b]	(.06)	.09
Net realized and unrealized
gain (loss) on investments	.57	(1.81)
Total from Investment Operations	.51	(1.72)
Distributions:
Dividends from investment income—net	(.21)	—
Net asset value, end of period	11.08	10.78
Total Return (%)[c]	4.69	(13.76)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets[d]	3.13	3.12
Ratio of net expenses to average net assets[d]	1.25	1.23
Ratio of net investment income
(loss) to average net assets[d]	(1.12)	1.03
Portfolio Turnover Rate	—	—
Net Assets, end of period ($ x 1,000)	2,325	3,851

a	From December 18, 2007 (commencement of operations) to October 31, 2008.
b	Based on average shares outstanding at each month end.
c	Not annualized.
d	Annualized.
See notes to financial statements.

The Fund 15

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Global Absolute Return Fund (the “fund”) is a separate diversified series of Advantage Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company that offers eleven series, including the fund.The fund’s investment objective seeks total return by investing in instruments that provide investment exposure to global equity, bond and currency markets, and in fixed-income securities. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. Mellon Capital Management Corporation (“Mellon Capital”), a subsidiary of BNY Mellon, serves as the fund’s sub-investment adviser.

At a meeting of the fund’s Board of Directors held on July 15, 2008, the Board approved, effective December 1, 2008, a proposal to change the name of the fund from “Dreyfus Premier Global Absolute Return Fund” to “Dreyfus Global Absolute Return Fund”.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares.The fund is authorized to issue 300 million shares of $.001 par value Common Stock.The fund currently offers three classes of shares: Class A (100 million shares authorized), Class C (100 million shares authorized) and Class I (100 million shares authorized). Class A shares are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class I shares are sold at net asset value per share only to institutional investors. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

16

Effective December 3, 2008, investments for new accounts were no longer permitted in ClassT of the fund, except that participants in certain group retirement plans were able to open a new account in Class T of the fund, provided that the fund was established as an investment option under the plans before December 3, 2008. On February 4, 2009, the fund issued to each holder of its Class T shares, in exchange for said shares, Class A shares of the fund having an aggregate net asset value equal to the aggregate net asset value of the shareholder’s Class T shares. Subsequent investments in the fund’s Class A shares made by prior holders of the fund’s Class T shares who received Class A shares of the fund in exchange for their Class T shares are subject to the front-end sales load schedule that was in effect for Class T shares at the time of the exchange. Otherwise, all other Class A share attributes will be in effect. Effective close of business on February 4, 2009, the fund no longer offers Class T shares.

As of April 30, 2009, MBC Investments Corp., an indirect subsidiary of BNY Mellon, held 448,051 Class A shares and 56,000 Class C and Class I shares of the fund.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

The Fund 17

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(a) Portfolio valuation: Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value.When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. For other securities that are fair valued by the Board of Directors, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers.

Investments in debt securities excluding short-term investments (other than U.S.Treasury Bills), financial futures, options and forward currency exchange contracts are valued each business day by an independent pricing service (the “Service”) approved by the Board of Directors. Investments for which quoted bid prices are readily available and are

18

representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments are valued as determined by the Service, based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Restricted securities, as well as securities or other assets for which recent market quotations are not readily available, that are not valued by a pricing service approved by the Board of Directors, or are determined by the fund not to reflect accurately fair value, are valued at fair value as determined in good faith under the direction of the Board of Directors. The factors that may be considered when fair valuing a security include fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold and public trading in similar securities of the issuer or comparable issuers. Short-term investments, excluding U.S. Treasury Bills, are carried at amortized cost, which approximates value. Financial futures and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day. Options traded over-the-counter are priced at the mean between the bid and asked price. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. Forward currency exchange contracts are valued at the forward rate.

The fund adopted Statement of Financial Accounting Standards No. 157 “FairValue Measurements” (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements.

The Fund 19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Various inputs are used in determining the value of the fund’s investments relating to FAS 157.These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of April 30, 2009 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Total
Assets ($)
Investments in
Securities	2,779,000	9,979,791	—	12,758,791
Other Financial
Instruments†	476,365	142,529	—	618,894
Liabilities ($)
Other Financial
Instruments†	(412,273)	(190,438)	—	(602,711)

†	Other financial instruments include derivative instruments such as futures, forward currency exchange contracts, swap contracts and options contracts. Amounts shown represent unrealized appreciation (depreciation) at period end.

In April 2009, the Financial Accounting Standards Board (“FASB”) issued FASB Staff Position No. 157-4,“Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly” (“FSP 157-4”). FSP 157-4 provides additional guidance for estimating fair value in accordance with FAS 157, when the volume and level of activity for the asset or liability have significantly decreased

20

as well as guidance on identifying circumstances that indicate a transaction is not orderly. FSP 157-4 is effective for fiscal years and interim periods ending after June 15, 2009. Management is currently evaluating the impact the adoption of FSP 157-4 will have on the fund’s financial statement disclosures.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on investments are included with net realized and unrealized gain or loss on investments.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

The fund has arrangements with the custodian and cash management bank whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset custody and cash management fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

(d) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” in the Act.

The Fund 21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(e) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

(f) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended April 30, 2009, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

For the tax year in the one-year period ended October 31, 2008 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The fund has an unused capital loss carryover of $1,426,727 available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to October 31, 2008. If not applied, the carryover expires in fiscal 2016.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $145 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon (each, a “Facility”), each to be utilized primarily for temporary

22

or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of Facility fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of the borrowing.

The average daily amount of borrowings outstanding under the Facilities during the period ended April 30, 2009, was approximately $5,000 with a related weight average annualized interest rate of 1.79%.

NOTE 3—Management Fee, Sub-Investment Advisory Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement (“Agreement”) with Dreyfus, the management fee is computed at the annual rate of 1.10% of the value of the fund’s average daily net assets and is payable monthly. Dreyfus has agreed, to waive receipt of its fees and/or assume the expenses of the fund, until March 1, 2010, so that the expenses of none of the classes, exclusive of taxes, brokerage fees, Rule 12b-1 distribution plan fees, interest on borrowings, shareholder services plan fees, commitment fees and extraordinary expenses, exceed an annual rate of 1.25% of the value of the average daily net assets of their class. The expense reimbursement, pursuant to the undertaking, amounted to $112,623 during the period ended April 30, 2009.

Pursuant to a Sub-Investment Advisory Agreement between Dreyfus and Mellon Capital, Dreyfus pays Mellon Capital an annual fee of .65% of the value of the fund’s average daily net assets, payable monthly.

During the period ended April 30, 2009, the Distributor retained $397 and $1 from commissions earned on sales of the fund’s Class A and Class T shares, respectively, and $98 from CDSCs on redemptions of the fund’s Class C shares.

(b) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Class C and Class T shares pay the Distributor for distributing their shares at an annual rate of .75% and .25% of the value

The Fund 23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

of their respective average daily net assets. During the period ended April 30, 2009, Class C and Class T shares were charged $3,946 and $422, respectively, pursuant to the Plan.

(c) Under the Shareholder Services Plan, Class A, Class C and Class T shares pay the Distributor at an annual rate of ..25% of the value of their average daily net assets for the provision of certain services.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the Maintenance of shareholder accounts.The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended April 30, 2009, Class A, Class C and Class T shares were charged $8,452, $1,315 and $422, respectively, pursuant to the Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended April 30, 2009, the fund was charged $1,038 pursuant to the transfer agency agreement.

The fund compensates The Bank of NewYork Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, under a cash management agreement for performing cash management services related to fund subscriptions and redemptions. During the period ended April 30, 2009, the fund was charged $111 pursuant to the cash management agreement.These fees were offset by earnings credits pursuant to the cash management agreement.

The fund also compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. During the period ended April 30, 2009, the fund was charged $5,657 pursuant to the custody agreement.

24

During the period ended April 30, 2009, the fund was charged $2,394 for services performed by the Chief Compliance Officer.

The components of “Due from The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: an expense reimbursement of $32,818, which is offset by management fees $11,147, Rule 12b-1 distribution plan fees $688, shareholder services plan fees $2,054, custodian fees $1,174, chief compliance officer fees $2,793 and transfer agency per account fees $170.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

During the period ended April 30, 2009, there were no purchases and sales of investment securities, excluding short-term securities, financial futures, options transactions and forward currency exchange contracts.

The fund may invest in financial futures contracts in order to gain exposure to or protect against changes in the market. The fund is exposed to market risk as a result of changes in the value of the underlying financial instruments. These investments require initial margin deposits with a broker, which consist of cash or cash equivalents.The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Investments in financial futures require the fund to “mark to market” on a daily basis, which reflects the change in market value of the contracts at the close of each day’s trading. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses. When the contracts are closed, the fund recognizes a realized gain or loss. Contracts open at April 30, 2009, are set forth in the Statement of Financial Futures.

The fund enters into forward currency exchange contracts in order to hedge its exposure to changes in foreign currency exchange rates

The Fund 25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

on its foreign portfolio holdings and to settle foreign currency transactions. When executing forward currency exchange contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future.With respect to sales of forward currency exchange contracts, the fund would incur a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract decreases between those dates.With respect to purchases of forward currency exchange contracts, the fund would incur a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract increases between those dates.The fund is also exposed to credit risk associated with counterparty nonperformance on these forward currency exchange contracts, which is typically limited to the unrealized gain on each open contract.The following summarizes open forward currency exchange contracts at April 30, 2009:

	Foreign			Unrealized
Forward Currency	Currency			Appreciation
Exchange Contracts	Amounts	Cost ($)	Value ($) (Depreciation) ($)
Purchases:
Australian Dollar,
Expiring 06/17/2009	534,000	383,439	386,798	3,359
Australian Dollar,
Expiring 06/17/2009	534,000	383,572	386,798	3,226
Swiss Franc, Expiring
06/17/2009	2,071,905	1,794,914	1,816,686	21,772
Swiss Franc,
Expiring 06/17/2009	13,052	11,453	11,444	(9)
Swiss Franc,
Expiring 06/17/2009	175,198	153,834	153,617	(217)
British Pound,
Expiring 06/17/2009	562,110	778,396	831,539	53,143
British Pound,
Expiring 06/17/2009	585,346	806,606	865,912	59,306
British Pound,
Expiring 06/17/2009	37,620	55,438	55,652	214
British Pound,
Expiring 06/17/2009	26,524	39,255	39,238	(17)
Japanese Yen, Expiring
06/17/2009	37,586,434	381,364	381,400	36

26

	Foreign			Unrealized
Forward Currency	Currency			Appreciation
Exchange Contracts	Amounts	Cost ($)	Value ($) (Depreciation) ($)
Purchases (continued):
Japanese Yen, Expiring
06/17/2009	60,633,070	617,690	615,260	(2,430)
Japanese Yen,
Expiring 06/17/2009	28,651,000	292,665	290,730	(1,935)
Japanese Yen,
Expiring 06/17/2009	10,292,650	104,895	104,442	(453)
Japanese Yen,
Expiring 06/17/2009	24,030,000	247,734	243,839	(3,895)
Japanese Yen,
Expiring 06/17/2009	5,759,198	58,393	58,440	47
Japanese Yen,
Expiring 06/17/2009	1,816,350	18,511	18,431	(80)
Japanese Yen,
Expiring 06/17/2009	24,030,000	247,062	243,839	(3,223)
Japanese Yen,
Expiring 06/17/2009	429,052	4,354	4,354	-
Sales:		Proceeds ($)
Australian Dollar,
Expiring 06/17/2009	254,384	160,361	184,261	(23,900)
Australian Dollar,
Expiring 06/17/2009	91,257	58,989	66,101	(7,112)
Canadian Dollar,
Expiring 06/17/2009	603,651	466,394	505,986	(39,592)
Canadian Dollar,
Expiring 06/17/2009	711,651	556,717	596,512	(39,795)
Canadian Dollar,
Expiring 06/17/2009	301,000	248,659	252,301	(3,642)
Canadian Dollar,
Expiring 06/17/2009	301,000	248,979	252,301	(3,322)
Canadian Dollar,
Expiring 06/17/2009	26,364	22,058	22,099	(41)
Canadian Dollar,
Expiring 06/17/2009	353,886	296,038	296,630	(592)
Euro,
Expiring 06/17/2009	806,905	1,030,718	1,067,403	(36,685)
Euro,
Expiring 06/17/2009	181,000	240,859	239,433	1,426
Euro,
Expiring 06/17/2009	153,500	200,202	203,055	(2,853)
Euro,
Expiring 06/17/2009	66,900	86,366	88,498	(2,132)
Euro,
Expiring 06/17/2009	153,500	200,428	203,055	(2,627)

The Fund 27

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

	Foreign			Unrealized
Forward Currency	Currency			Appreciation
Exchange Contracts	Amounts	Proceeds ($)	Value ($) (Depreciation) ($)
Sales (continued):
Euro,
Expiring 06/17/2009	148,980	196,400	197,076	(676)
Euro,
Expiring 06/17/2009	379,100	489,409	501,487	(12,078)
Euro,
Expiring 06/17/2009	42,020	55,564	55,586	(22)
British Pounds,
Expiring 06/17/2009	66,644	95,478	98,588	(3,110)
Total				(47,909)

At April 30, 2009, accumulated net unrealized gross appreciation on investments was $728.

At April 30, 2009, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

The FASB released Statement of Financial Accounting Standards No. 161 “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agree-ments.The application of FAS 161 is required for fiscal years and interim periods beginning after November 15, 2008. At this time, management is evaluating the implications of FAS 161 and its impact on the financial statements and the accompanying notes has not yet been determined.

28

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Directors held on March 3, 2009, the Board unanimously approved the continuation of the fund’s Management Agreement with Dreyfus, pursuant to which Dreyfus provides the fund with investment management services, and the Sub-Investment Advisory Agreement between Dreyfus and Mellon Capital Management Corporation (the “Sub-Adviser”) (together, the “Agreements”), pursuant to which the Sub-Adviser provides day-to-day management of the fund’s portfolio, for a one-year term ending March 30, 2010.The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of Dreyfus. In approving the continuance of the Management Agreement, the Board considered all factors that they believed to be relevant, including, among other things, the factors discussed below.

Analysis of Nature, Extent and Quality of Services Provided to the Fund. The Board members received a presentation from representatives of Dreyfus regarding services provided to the fund and other funds in the Dreyfus fund complex, and discussed the nature, extent and quality of the services provided to the fund pursuant to its Management Agreement, and by the Sub-Adviser. Dreyfus’ representatives reviewed the fund’s distribution of accounts and the relationships Dreyfus has with various intermediaries and the different needs of each. Dreyfus’ representatives noted the various distribution channels for the fund as well as the diverse methods of distribution among other funds in the Dreyfus fund complex, and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each distribution channel, including those of the fund. Dreyfus also provided the number of accounts investing in the fund, as well as the fund’s asset size.

The Board members also considered Dreyfus’ and the Sub-Adviser’s research and portfolio management capabilities and Dreyfus’ oversight of day-to-day fund operations, including fund accounting, administra-

The Fund 29

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

tion, and assistance in meeting legal and regulatory requirements.The Board members also considered Dreyfus’ extensive administrative, accounting and compliance infrastructure, as well as Dreyfus’ supervisory activities over the Sub-Adviser. The Board also considered the Sub-Adviser’s brokerage policies and practices, the standards applied in seeking best execution and Dreyfus’ and the Sub-Adviser’s policies and practices regarding soft dollars.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board members reviewed the fund’s performance and comparisons to a group of retail front-end load and institutional load global flexible portfolio funds (the “Performance Group”) and to a larger universe of funds, consisting of all retail and institutional global flexible portfolio funds (the “Performance Universe”) selected and provided by Lipper, Inc., an independent provider of investment company data. The Board was provided with a description of the methodology Lipper used to select the Performance Group and Performance Universe, as well as the Expense Group and Expense Universe (discussed below).The Board members discussed the results of the comparisons and noted the fund’s average annual total return ranked in the second quartile of its Performance Group and the first quartile of its Performance Universe, for the one-year period ended December 31, 2008. Dreyfus also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index.

The Board members also discussed the fund’s contractual and actual management fee and expense ratio and reviewed the range of management fees and expense ratios as compared to a comparable group of funds (the “Expense Group”) and a broader group of funds (the “Expense Universe”), each selected and provided by Lipper.The fund’s actual management fee (which was zero) and expense ratio were lower than the Expense Group medians, and the fund’s expense ratio was higher than the median of the Expense Universe.The fund’s contractual management fee was lower than the Expense Group median.After

30

discussions with the Board members, representatives of Dreyfus agreed, until March 1, 2010, to waive receipt of its fees/or assume the expenses of the fund so that the direct expenses of none of the classes (excluding Rule 12b-1 fees, shareholder services fees, tax, interest, brokerage commissions, commitments fees on borrowings and extraordinary expenses) exceed 1.25%.

Representatives of Dreyfus reviewed with the Board members the fees paid to Dreyfus, the Sub-Adviser or their affiliates by mutual funds and/or separate accounts with similar investment objectives, policies and strategies as the fund (the “Similar Accounts”), and explained the nature of the Similar Accounts and the differences, from Dreyfus’ and the Sub-Adviser’s perspective, as applicable, in providing services to the Similar Accounts as compared to the fund.Dreyfus’representatives also reviewed the costs associated with distribution through intermediaries.The Board analyzed differences in fees paid to Dreyfus and discussed the relationship of the advisory fees paid in light of the services provided.The Board members considered the relevance of the fee information provided for the Similar Accounts to evaluate the appropriateness and reasonableness of the fund’s management and sub-investment advisory fees.The Board acknowledged that differences in fees paid by the Similar Accounts seemed to be consistent with the services provided.

The Board considered the fee to the Sub-Adviser in relation to the fee paid to Dreyfus and the respective services provided by the Sub-Adviser and Dreyfus.The Board also noted that the Sub-Adviser’s fee is paid by Dreyfus and not by the fund.

Analysis of Profitability and Economies of Scale. Dreyfus’ representatives reviewed the dollar amount of expenses allocated and profit received by Dreyfus and the method used to determine such expenses and profit.The Board previously had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of,

The Fund 31

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

individual funds and the entire Dreyfus mutual fund complex. The Board also was informed that the methodology had also been reviewed by an independent registered public accounting firm which, like the consultant, found the methodology to be reasonable. The consulting firm also analyzed where any economies of scale might emerge in connection with the management of the fund. The Board members evaluated the profitability analysis in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund investors. The Board members also considered potential benefits to Dreyfus or the Sub-Adviser from acting as investment adviser and sub-investment adviser, respectively, and noted that there were no soft dollar arrangements with respect to trading the fund’s investments.

It was noted that the Board members should consider Dreyfus’ profitability with respect to the fund as part of their evaluation of whether the fees under the Management Agreement bear a reasonable relationship to the mix of services provided by Dreyfus, including the nature, extent and quality of such services and that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been static or decreasing, the possibility that Dreyfus may have realized any economies of scale would be less. Since Dreyfus, and not the fund, pays the Sub-Adviser, the Board did not consider the Sub-Adviser’s profitability to be relevant to its deliberations. It also was noted that Dreyfus received no profit for managing the fund during the year.The Board also noted the fee waiver and expense reimbursement arrangements in place for the fund and their affect on Dreyfus’ profitability.

32

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to continuation of the fund’s Agreements. Based on the discussions and considerations as described above, the Board made the following conclusions and determinations.

  The Board concluded that the nature, extent and quality of the services provided by Dreyfus and the Sub-Adviser are adequate and appropriate.
  The Board was satisfied with the fund’s relative performance.
  The Board concluded that the fee payable by the fund to Dreyfus was reasonable in light of the considerations described above.
  The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the management fee rate charged to the fund and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

The Board members considered these conclusions and determinations, along with information received on a routine and regular basis throughout the year, and, without any one factor being dispositive, the Board determined that continuation of the fund’s Agreements was in the best interests of the fund and its shareholders.

The Fund 33

Dreyfus Total Return Advantage Fund

SEMIANNUAL REPORT April 30, 2009

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Contents
THE FUND
2	A Letter from the CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
20	Statement of Financial Futures
21	Statement of Assets and Liabilities
22	Statement of Operations
23	Statement of Changes in Net Assets
25	Financial Highlights
28	Notes to Financial Statements
41	Information About the Review and Approval of the Fund’s Management Agreement
FOR MORE INFORMATION
Back Cover

Dreyfus
Total Return
Advantage Fund

The Fund

A LETTER FROM THE CEO

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Total Return Advantage Fund, covering the six-month period from November 1, 2008, through April 30, 2009.

Domestic and international fixed-income markets were not immune to price volatility during the reporting period, as higher-yielding market sectors generally plummeted over the fall of 2008 and later rebounded strongly in late April 2009. In supporting the recent rally, investors apparently shrugged off more bad economic news: the unemployment rate surged to a 25-year high in April, and a 6.3% annualized contraction over the fourth quarter of 2008 was followed by a 5.7% economic contraction during the first quarter of 2009.Yet, the market rebound proved to be robust, particularly among high yield bonds, which previously had been hard-hit in the downturn. Conversely, U.S.Treasury securities, which had served as a relatively safe haven in 2008, gave back some of their gains in 2009, particularly long-term nominal Treasuries.

These price and yield swings have left the global markets wondering whether fixed income investors are anticipating sustainable economic improvement, or continued economic distress. We generally have remained cautious in the absence of real economic progress, but the market’s gyrations illustrate the importance of a long-term investment focus combined with a diversified approach.That’s why we encourage you to speak regularly with your financial consultant, who can discuss with you the potential benefits of adhering to a long-term investment strategy tailored to your current fixed income needs and future investment goals. For information about how the fund performed during the reporting period, as well as market perspectives, we have provided a Discussion of Fund Performance given by the fund’s Portfolio Managers.

Thank you for your continued confidence and support.

Jonathan R. Baum Chairman and Chief Executive Officer The Dreyfus Corporation May 15, 2009

2

DISCUSSION OF FUND PERFORMANCE

For the period of November 1, 2008, through April 30, 2009, as provided by David Kwan and Lowell Bennett, Portfolio Managers

Fund and Market Performance Overview

For the six-month period ended April 30, 2009, Dreyfus Total Return Advantage Fund’s Class A shares achieved a total return of 9.50%, Class C shares returned 9.21% and Class I shares returned 9.60%.1 In comparison, the fund’s benchmark, the Barclays Capital U.S. Aggregate Index (the “Index”), produced a total return of 7.74% for the same period.2

Bond markets encountered heightened volatility in the wake of a global financial crisis and recession. Severe declines over the first four months of the reporting period were offset by a rally during the final two months. The fund produced higher returns than its benchmark, due to the success of our core bond and global bond strategies.

The Fund’s Investment Approach

The fund seeks to maximize total return from capital appreciation and income.To pursue its goal, the fund normally invests primarily in securities and other instruments that provide exposure to fixed income, including those that provide exposure to currency markets.

We employ an active core bond strategy, in which four proprietary quantitative models are implemented independently of one another.We overlay the active core bond strategy with a separate, value-oriented global bond strategy. Finally, we employ a currency strategy in which we establish exposure to various currencies based on relative valuations.

The fund typically will invest in bonds rated investment grade or the unrated equivalent, but we may invest up to 30% of assets in securities rated below investment grade at the time of purchase.The fund may invest up to 30% of its assets in emerging markets.

Late Market Rally Offset Earlier Weakness

The reporting period began in the wake of a global banking crisis that led to the failures of major financial institutions.This development was exacerbated by forced deleveraging by institutional investors suffering from severe losses among mortgage-backed securities, asset-backed

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

securities, corporate bonds and emerging-market securities. In contrast, U.S.Treasury securities and other sovereign bonds of developed nations rallied amid a “flight to quality.” Monetary authorities responded by injecting massive amounts of liquidity into the banking system, aggressively reducing short-term interest rates and purchasing sovereign and mortgage-backed debt.

Meanwhile, slumping housing markets, rising unemployment and deteriorating consumer confidence led to an official declaration in November that the U.S. economy has been mired in recession since late 2007.This pronouncement was confirmed by a –6.3% annualized GDP growth rate in the fourth quarter of 2008 and an estimated –5.7% annualized rate over the first quarter of 2009.

Despite generally weak economic data through the end of the reporting period, investor sentiment improved in March and April. Higher-yielding bonds staged impressive rallies as investors sought to capitalize on attractive valuations. Conversely, U.S.Treasury securities gave back some of their earlier gains.

Core Bond and Global Bond Strategies Proved Effective

Our core bond strategy reflected a defensive investment posture early in the reporting period. Although we maintained an underweighted position in U.S. Treasury securities within the core strategy due to their low yields, a focus on relatively short maturities among the fund’s corporate-backed holdings helped shelter the fund from the brunt of declines affecting the sector. In addition, we focused on higher-quality corporate-backed securities from a diverse array of market sectors. The fund’s positions in mortgage-backed securities focused on those issued by U.S. government agencies, which held up better than nonagency mortgages in the credit crisis.

The fund’s global bond strategy also reflected a conservative stance, including an emphasis on U.S.Treasury securities during the flight to quality. This position, together with overweighted exposure to U.K. bonds later in the reporting period, fared well as short-term interest rates fell and central banks embarked on massive purchases of their nations’ sovereign debt.

Our currency strategy detracted from the fund’s performance. Underweighted positions in euros and Swiss francs hurt the strategy as those currencies posted gains relative to the U.S. dollar.

4

Balancing Opportunity with Risk Controls

Although the economy has shown few actual signs of recovery, improving liquidity conditions have produced narrower yield differences along the bond market’s quality spectrum, as government efforts to repair damaged credit markets appear to be taking hold.

As of the reporting period’s end, we have maintained a relatively defensive approach in our core bond strategy, including an emphasis on broad diversification across short-maturity, investment-grade corporate bonds. Interest rates on Treasuries are currently lower than at the beginning of the period, therefore we have shifted the fund’s average duration down to a position that is modestly shorter than the fund’s benchmark. Also, we increased the fund’s holdings of shorter duration BBB-rated securities to take advantage of wider spreads in that sector. Our global bond portfolio has eliminated its overweighted position in U.S.Treasury securities and has established a significantly underweighted exposure to Japan’s sovereign debt. Finally, our currency strategy has maintained an underweighted position in the euro and, to a lesser extent, the Canadian dollar. In our judgment, these strategies position the fund to participate in the stronger segments of the fixed-income markets while seeking to manage risks and volatility effectively.

May 15, 2009

Foreign bonds are subject to special risks including exposure to currency fluctuations, changing political and economic conditions, and potentially less liquidity.
Investments in foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time. A decline in the value of foreign currencies relative to the U.S. dollar will reduce the value of securities held by the fund and denominated in those currencies.
1	Total return includes reinvestment of dividends and any capital gains paid and does not take into consideration the maximum initial sales charge in the case of Class A shares or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Class I shares are not subject to any initial or deferred sales charge. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Return figures provided reflect the absorption of certain fund expenses by
The Dreyfus Corporation pursuant to an agreement in effect through March 1, 2010, at which time it may be extended, modified or terminated. Had these expenses not been absorbed, the fund’s returns would have been lower.
2	SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.The Barclays Capital U.S. Aggregate Index is a widely accepted, unmanaged total return index of corporate, U.S. government and U.S. government agency debt instruments, mortgage-backed securities and asset-backed securities with an average maturity of 1-10 years.
Index returns do not reflect fees and expenses associated with operating a mutual fund.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Total Return Advantage Fund from November 1, 2008 to April 30, 2009. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment assuming actual returns for the six months ended April 30, 2009

	Class A	Class C	Class I
Expenses paid per $1,000†	$ 4.68	$ 8.56	$ 3.38
Ending value (after expenses)	$1,095.00	$1,092.10	$1,096.00

COMPARING YOUR FUND’S EXPENSES WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment assuming a hypothetical 5% annualized return for the six months ended April 30, 2009

	Class A	Class C	Class I
Expenses paid per $1,000†	$ 4.51	$ 8.25	$ 3.26
Ending value (after expenses)	$1,020.33	$1,016.61	$1,021.57

† Expenses are equal to the fund’s annualized expense ratio of .90% for Class A, 1.65% for Class C and .65%
for Class I, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS

April 30, 2009 (Unaudited)

	Coupon	Maturity	Principal
Bonds and Notes—92.4%	Rate (%)	Date	Amount ($)		Value ($)
Aerospace & Defense—.2%
Northrop Grumman,
Gtd. Notes	7.13	2/15/11	20,000		21,298
United Technologies,
Notes	6.13	7/15/38	35,000		34,939
					56,237
Agriculture—.1%
UST,
Sr. Unscd. Notes	6.63	7/15/12	25,000		25,204
Asset-Backed Ctfs./
Auto Receivables—1.9%
Americredit Automobile Receivables
Trust, Ser. 2007-CM, Cl. A4A	5.55	4/7/14	50,000		36,713
Americredit Automobile Receivables
Trust, Ser. 2007-DF, Cl. A4A	5.56	6/6/14	65,000		55,215
Chase Manhattan Auto Owner Trust,
Ser. 2006-B, Cl. A4	5.11	4/15/14	100,000		102,404
Honda Auto Receivables Owner
Trust, Ser. 2006-2, Cl. A4	5.28	1/23/12	100,000		102,034
Nissan Auto Receivables Owner
Trust, Ser. 2006-A, Cl. A4	4.77	7/15/11	38,257		38,731
Nissan Auto Receivables Owner
Trust, Ser. 2007-B, Cl. A4	5.16	3/17/14	250,000		257,230
Whole Auto Loan Trust,
Ser. 2004-1, Cl. A4	3.26	3/15/11	3,846		3,848
					596,175
Asset-Backed Ctfs./Credit Cards—2.0%
American Express Credit Account
Master Trust, Ser. 2005-5, Cl. A	0.49	2/15/13	200,000	[a]	192,581
Capital One Multi-Asset Execution
Trust, Ser. 2006-A10, Cl. A10	5.15	6/16/14	80,000		79,947
Chase Issuance Trust,
Ser. 2006-A1, Cl. A	0.49	4/15/13	250,000	[a]	242,018
Chase Issuance Trust,
Ser. 2005-A10, Cl. A10	4.65	12/17/12	100,000		102,452
					616,998

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)
Asset-Backed Ctfs./
Home Equity Loans—.2%
Residential Asset Mortgage
Products, Ser. 2003-RZ4, Cl. A7	4.79	6/25/33	79,430 [a]	64,146
Automobile Manufacturers—.2%
Daimler Finance North America,
Gtd. Notes	8.50	1/18/31	70,000	65,818
Banks—5.0%
Bank of America,
Sr. Unscd. Notes	5.65	5/1/18	40,000	32,617
Bank of America,
Sr. Unscd. Notes	5.75	12/1/17	40,000	32,730
Bank of Tokyo-Mitsubishi,
Sr. Sub. Notes	8.40	4/15/10	15,000	15,626
Bank One,
Sub. Notes	7.88	8/1/10	100,000	103,828
Caterpillar Financial Service,
Sr. Unscd. Notes	4.30	6/1/10	50,000	50,681
Comerica Bank,
Sub. Notes	5.75	11/21/16	15,000	11,121
Deutsche Bank AG London,
Sr. Unscd. Notes	5.38	10/12/12	50,000	51,271
Deutsche Bank AG London,
Sr. Unscd. Notes	6.00	9/1/17	10,000	9,801
Fifth Third Bancorp,
Sr. Unscd. Notes	6.25	5/1/13	30,000	27,846
Goldman Sachs Group,
Gtd. Notes	3.25	6/15/12	300,000	312,910
Goldman Sachs Group,
Sr. Unscd. Notes	6.15	4/1/18	65,000	61,412
HSBC Holdings,
Sub. Notes	5.25	12/12/12	50,000	51,610
Key Bank,
Sub. Notes	7.00	2/1/11	50,000	46,283
Marshall & Ilsley,
Sr. Unscd. Notes	4.38	8/1/09	75,000	73,526
Morgan Stanley,
Sr. Unscd. Notes	5.30	3/1/13	50,000	48,700

8

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)
Banks (continued)
National Westminster Bank,
Sub. Notes	7.38	10/1/09	50,000	48,946
PNC Funding,
Gtd. Notes	2.30	6/22/12	300,000	301,208
PNC Funding,
Bank Gtd. Notes	5.63	2/1/17	15,000	12,883
Prudential Financial,
Sr. Unscd. Notes, Ser. B	5.10	9/20/14	20,000	15,848
Regions Financial,
Sub. Notes	6.38	5/15/12	25,000	22,021
Royal Bank of Canada,
Notes	3.88	5/4/09	50,000	50,000
US Bancorp,
Sr. Unscd. Notes, Ser. P	4.50	7/29/10	10,000	10,198
Wachovia,
Sub. Notes	5.63	10/15/16	25,000	20,392
Wells Fargo & Co.,
Sr. Unscd. Notes	4.20	1/15/10	50,000	50,690
Wells Fargo & Co.,
Sr. Unscd. Notes	5.25	10/23/12	20,000	20,092
Wells Fargo & Co.,
Sr. Unscd. Notes	5.30	8/26/11	30,000	30,416
Wells Fargo & Co.,
Sr. Unscd. Notes	5.63	12/11/17	55,000	51,363
				1,564,019
Commercial Mortgage
Pass-Through Ctfs.—4.6%
Banc of America Commercial
Mortgage, Ser. 2005-1, Cl. A4	5.14	11/10/42	200,000	180,200
Credit Suisse Mortgage Capital
Certificates, Ser. 2006-C3, Cl. A3	6.02	6/15/38	100,000 [a]	75,631
Goldman Sachs Mortgage Securities
Corporation II, Ser. 2004-GG2,
Cl. A3	4.60	8/10/38	247,494	246,170
Goldman Sachs Mortgage Securities
Corporation II, Ser. 2005-GG4,
Cl. A4	4.76	7/10/39	450,000	355,884

The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)		Value ($)
Commercial Mortgage
Pass-Through Ctfs. (continued)
J.P. Morgan Chase Commercial
Mortgage Securities,
Ser. 2005-LDP3, Cl. A4A	4.94	8/15/42	102,000	[a]	88,827
J.P. Morgan Chase Commercial
Mortgage Securities,
Ser. 2005-LDP3, Cl. A3	4.96	8/15/42	75,000		61,993
Merrill Lynch Countrywide
Commercial Mortgage Trust,
Ser. 2007-5, Cl. A3	5.36	8/12/48	100,000		72,626
Merrill Lynch/Countrywide
Commercial Mortgage,
Ser. 2006-2, Cl. A4	6.10	6/12/46	100,000	[a]	84,705
Morgan Stanley Capital I,
Ser. 2006-T21, Cl. A3	5.19	10/12/52	110,000	[a]	93,667
Morgan Stanley Capital I,
Ser. 2006-HQ8, Cl. AJ	5.64	3/12/44	65,000	[a]	18,006
Morgan Stanley Dean Witter Capital
I, Ser. 2003-HQ2, Cl. A1	4.18	3/12/35	98,879		95,094
Wachovia Bank Commercial Mortgage
Trust, Ser. 2005-C16, Cl. A2	4.38	10/15/41	57,146		56,122
					1,428,925
Consumer Discretionary—.5%
Clorox,
Sr. Unscd. Notes	4.20	1/15/10	15,000		15,113
Fortune Brands,
Sr. Unscd. Notes	5.13	1/15/11	65,000		65,050
Newell Rubbermaid,
Sr. Unscd. Notes	4.00	5/1/10	50,000		48,355
Xerox,
Gtd. Notes	7.13	6/15/10	25,000		25,264
					153,782
Diversified Financial Services—8.2%
Allstate Life Global Funding
Trusts, Sr. Scd. Notes, Ser. 04-1	4.50	5/29/09	100,000		100,043
Ameriprise Financial,
Sr. Unscd. Notes	5.65	11/15/15	15,000		13,031
Bank of America,
Gtd. Notes	3.13	6/15/12	350,000		362,991

10

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)
Diversified Financial
Services (continued)
Bear Stearns,
Sr. Unscd. Notes	4.50	10/28/10	10,000	10,096
Bear Stearns,
Sr. Unscd. Notes	6.40	10/2/17	10,000	9,749
Blackrock,
Sr. Unscd. Notes	6.25	9/15/17	10,000	9,371
Citigroup,
Sr. Unscd. Notes	1.42	6/9/09	50,000 [a]	49,879
Citigroup,
Sub. Notes	5.00	9/15/14	30,000	20,571
Citigroup,
Sr. Unscd. Notes	5.13	5/5/14	50,000	42,230
Citigroup,
Sr. Unscd. Notes	6.00	8/15/17	50,000	42,062
Citigroup,
Sr. Unscd. Notes	6.50	1/18/11	20,000	19,346
Countrywide Home Loans,
Gtd. Notes	4.13	9/15/09	25,000	24,800
Credit Suisse First Boston USA,
Gtd. Notes	4.13	1/15/10	50,000	50,471
Credit Suisse First Boston USA,
Sr. Unscd. Notes	4.88	8/15/10	50,000	50,627
Credit Suisse USA,
Gtd. Notes	6.13	11/15/11	10,000	10,485
General Electric Capital,
Gtd. Notes	2.20	6/8/12	500,000	503,504
General Electric Capital,
Sr. Unscd. Notes	5.40	2/15/17	50,000	43,655
General Electric Capital,
Sr. Unscd. Notes, Ser. A	6.00	6/15/12	100,000	102,069
Goldman Sachs Group,
Sr. Unscd. Notes	5.70	9/1/12	50,000	50,378
Goldman Sachs Group,
Sr. Unscd. Notes	5.95	1/18/18	26,000	24,170
Household Finance,
Sr. Unscd. Notes	8.00	7/15/10	10,000	10,183
HSBC Finance,
Sr. Unscd. Notes	5.25	4/15/15	50,000	43,452

The Fund 11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)		Value ($)
Diversified Financial
Services (continued)
International Lease Finance,
Sr. Unscd. Notes	5.75	6/15/11	50,000		38,130
John Deere Capital,
Gtd. Notes	2.88	6/19/12	500,000		514,343
JPMorgan Chase & Co.,
Sr. Unscd. Notes	1.28	1/17/11	100,000	[a]	97,035
JPMorgan Chase & Co.,
Gtd. Notes, Ser. 3	1.61	6/22/12	150,000	[a]	151,468
JPMorgan Chase & Co.,
Sr. Unscd. Notes	6.00	1/15/18	35,000		34,085
Lehman Brothers Holdings,
Jr. Sub. Notes	6.50	7/19/17	20,000	[b,c]	2
MBNA,
Sr. Unscd. Notes	5.00	6/15/15	50,000		36,750
Merrill Lynch & Co.,
Sr. Unscd. Notes	6.40	8/28/17	20,000		16,295
Morgan Stanley,
Sub. Notes	4.75	4/1/14	85,000		71,927
Morgan Stanley,
Sr. Unscd. Notes	6.75	4/15/11	25,000		25,566
					2,578,764
Diversified Metals & Mining—.3%
Alcoa,
Sr. Unscd. Notes	7.38	8/1/10	25,000		25,350
BHP Billiton Finance USA,
Gtd. Notes	5.00	12/15/10	75,000		77,976
					103,326
Electric Utilities—1.7%
Con Edison NY,
Sr. Unscd. Notes, Ser. 05-C	5.38	12/15/15	35,000		35,145
Duke Energy,
Sr. Unscd. Notes	6.25	1/15/12	50,000		53,548
Exelon,
Sr. Unscd. Notes	4.90	6/15/15	50,000		44,166
Indiana Michigan Power,
Sr. Notes	7.00	3/15/19	50,000		49,647
Nevada Power,
Mortgage Notes	7.13	3/15/19	50,000		50,793

12

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)
Electric Utilities (continued)
Progress Energy,
Sr. Unscd. Notes	7.10	3/1/11	50,000	52,784
SCANA,
Sr. Unscd. Notes	6.88	5/15/11	50,000	52,573
Scottish Power,
Sr. Unscd. Notes	4.91	3/15/10	50,000	49,711
Southern California Edison,
First Mortgage Bonds,
Ser. 05-A	5.00	1/15/16	35,000	35,496
Southern Power,
Sr. Unscd. Notes, Ser. D	4.88	7/15/15	50,000	46,877
SouthWestern Public Service,
Sr. Unscd. Notes, Ser. G	8.75	12/1/18	50,000	55,660
Union Electric,
Sr. Scd. Notes	6.40	6/15/17	5,000	4,862
				531,262
Food & Beverages—1.7%
Anheuser-Busch,
Sr. Unscd. Notes	6.00	4/15/11	50,000	51,676
Conagra Foods,
Sr. Unscd. Notes	7.88	9/15/10	15,000	15,756
General Mills,
Sr. Unscd. Notes	6.00	2/15/12	90,000	94,998
H.J. Heinz,
Gtd. Notes	6.63	7/15/11	50,000 [a]	53,382
Kraft Foods,
Sr. Unscd. Notes	5.63	8/11/10	30,000	30,686
Kraft Foods,
Sr. Unscd. Notes	5.63	11/1/11	70,000	73,641
Kroger,
Gtd. Notes	6.80	4/1/11	60,000	63,403
Kroger,
Gtd. Notes	8.05	2/1/10	50,000	51,626
Pepsico,
Sr. Unscd. Notes	5.15	5/15/12	25,000	26,679
Safeway,
Sr. Unscd. Notes	6.50	3/1/11	70,000	73,445
				535,292

The Fund 13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)
Foreign/Governmental—.2%
Province of Manitoba Canada,
Sr. Unscd. Debs., Ser. FH	4.90	12/6/16	5,000	5,160
United Mexican States,
Sr. Unscd. Notes	6.63	3/3/15	50,000	53,750
				58,910
Health Care—1.4%
Abbott Laboratories,
Sr. Unscd. Notes	5.60	5/15/11	50,000	53,926
Aetna,
Sr. Unscd. Notes	6.00	6/15/16	15,000	14,440
American Home Products,
Sr. Unscd. Notes	6.95	3/15/11	50,000 [a]	53,691
Astrazeneca,
Sr. Unscd. Notes	5.40	6/1/14	75,000	80,860
Astrazeneca,
Sr. Unscd. Notes	5.90	9/15/17	10,000	10,539
Bristol-Myers Squibb,
Sr. Unscd. Notes	5.88	11/15/36	40,000	39,198
Hospira,
Sr. Unscd. Notes	4.95	6/15/09	15,000	15,019
Merck & Co.,
Sr. Unscd. Notes	4.38	2/15/13	100,000	104,086
UnitedHealth Group,
Sr. Unscd. Notes	5.25	3/15/11	20,000	20,326
UnitedHealth Group,
Sr. Unscd. Notes	5.38	3/15/16	26,000	23,418
Wellpoint,
Sr. Unscd. Notes	5.88	6/15/17	26,000	24,448
				439,951
Industrial—.2%
Honeywell International,
Sr. Unscd. Notes	7.50	3/1/10	50,000	52,421
Waste Management,
Sr. Unscd. Notes	7.38	8/1/10	20,000	20,441
				72,862

14

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)
Media—1.3%
Comcast Cable Communications,
Sr. Unscd. Notes	6.75	1/30/11	95,000	100,068
Comcast Cable Holdings,
Sr. Unscd. Debs.	9.80	2/1/12	25,000	26,967
Comcast,
Gtd. Notes	5.45	11/15/10	50,000	51,475
Cox Communications,
Sr. Unscd. Notes	4.63	1/15/10	25,000	24,999
Time Warner,
Gtd. Notes	6.75	4/15/11	100,000	104,425
Viacom,
Sr. Unscd. Notes	5.75	4/30/11	70,000	69,999
Viacom,
Gtd. Notes	7.70	7/30/10	25,000	25,537
				403,470
Oil & Gas—1.0%
Anadarko Finance,
Gtd. Notes, Ser. B	6.75	5/1/11	50,000	51,545
Devon Financing,
Gtd. Notes	6.88	9/30/11	85,000	90,420
Enterprise Products Operating,
Gtd. Notes, Ser. B	5.60	10/15/14	50,000	46,470
KeySpan,
Sr. Unscd. Notes	7.63	11/15/10	50,000	52,698
Sempra Energy,
Sr. Unscd. Notes	6.15	6/15/18	50,000	48,146
XTO Energy,
Sr. Unscd. Notes	5.90	8/1/12	20,000	20,547
				309,826
Paper & Paper Related—.0%
International Paper,
Sr. Unscd. Notes	4.00	4/1/10	15,000	14,649
Pipelines—.4%
El Paso Natural Gas,
Sr. Unscd. Notes	5.95	4/15/17	35,000	32,118

The Fund 15

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)
Pipelines (continued)
Kinder Morgan Energy Partners,
Sr. Unscd. Notes	5.95	2/15/18	50,000	46,454
Trans-Canada Pipelines,
Sr. Unscd. Notes	4.00	6/15/13	50,000	49,132
				127,704
Property & Casualty
Insurance—.4%
Ace INA Holdings,
Gtd. Notes	5.88	6/15/14	15,000	14,920
Berkshire Hathaway,
Gtd. Notes	4.13	1/15/10	40,000	40,654
Berkshire Hathaway,
Gtd. Notes	5.40	5/15/18	50,000	50,546
Travelers,
Sr. Unscd. Notes	5.80	5/15/18	20,000	19,867
				125,987
Retail—1.1%
CVS Caremark,
Sr. Unscd. Notes	5.75	8/15/11	85,000	89,985
Home Depot,
Sr. Unscd. Notes	4.63	8/15/10	120,000	121,853
Lowe’s Companies,
Sr. Unscd. Notes	8.25	6/1/10	25,000	26,426
Wal-Mart Stores,
Sr. Unscd. Notes	6.88	8/10/09	100,000	101,505
				339,769
Technology—.4%
IBM,
Sr. Unscd. Notes	4.95	3/22/11	50,000	52,817
NCR,
Sr. Unscd. Notes	7.13	6/15/09	15,000	15,056
Oracle,
Sr. Unscd. Notes	5.00	1/15/11	50,000	52,707
				120,580
Telecommunications—2.1%
AT & T Wireless,
Sr. Unscd. Notes	7.88	3/1/11	25,000	27,121

16

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)		Value ($)
Telecommunications (continued)
AT & T Wireless,
Sr. Unscd. Notes	8.13	5/1/12	25,000		27,643
BellSouth,
Sr. Unscd. Notes	6.00	10/15/11	100,000		106,531
British Telecommunications,
Sr. Unscd. Notes	8.63	12/15/10	65,000	[a]	67,952
CenturyTel,
Sr. Unscd. Notes, Ser. H	8.38	10/15/10	25,000		25,821
Cisco Systems,
Sr. Unscd. Notes	5.25	2/22/11	25,000		26,591
Deutsche Telekom International
Finance, Gtd. Bonds	8.50	6/15/10	50,000	[a]	52,574
KPN,
Sr. Unscd. Notes	8.00	10/1/10	55,000		57,705
Motorola,
Sr. Unscd. Notes	7.63	11/15/10	50,000		50,287
Telecom Italia Capital,
Gtd. Notes	6.20	7/18/11	50,000		50,403
Telefonica Europe,
Gtd. Notes	7.75	9/15/10	50,000		52,524
Verizon Global Funding,
Sr. Unscd. Notes	7.25	12/1/10	50,000		53,198
Verizon New York,
Sr. Unscd. Notes, Ser. A	6.88	4/1/12	50,000		52,138
					650,488
Transportation—.5%
Burlington North Santa Fe,
Sr. Unscd. Notes	7.13	12/15/10	20,000		20,935
CSX,
Sr. Unscd. Notes	6.75	3/15/11	20,000		20,578
Norfolk Southern,
Sr. Unscd. Notes	6.75	2/15/11	50,000		52,711
Union Pacific,
Sr. Unscd. Bonds	5.45	1/31/13	20,000		20,048
Union Pacific,
Sr. Unscd. Notes	6.65	1/15/11	50,000		52,726
					166,998

The Fund 17

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Principal
Bonds and Notes (continued)	Amount ($)	Value ($)
U.S. Government Agencies/
Mortgage-Backed—54.0%
Federal Home Loan Mortgage Corp.:
4.50%	240,000 [d,e]	243,975
4.00%, 10/1/21	95,491 [e]	96,985
4.50%, 12/1/19	621,254 [e]	641,154
5.00%, 11/1/33—7/1/35	393,619 [e]	405,468
5.50%, 12/1/18—11/1/28	766,816 [e]	798,565
5.66%, 2/1/37	41,699 [a,e]	43,462
5.74%, 2/1/37	71,875 [a,e]	74,846
5.93%, 1/1/37	67,455 [a,e]	70,324
6.00%, 10/1/19—9/1/34	160,819 [e]	169,023
6.50%, 8/1/12	50,641 [e]	53,046
7.00%, 1/1/36	140,082 [e]	149,567
Federal National Mortgage Association:
4.00%	860,000 [d,e]	871,557
4.50%	410,000 [d,e]	423,600
5.50%	1,157,744 [d,e]	1,203,918
6.00%	550,000 [d,e]	575,008
4.00%, 4/1/19—3/1/21	462,479 [e]	471,571
4.48%, 12/1/34	166,165 [a,e]	169,815
5.00%, 7/1/19—10/1/33	1,697,619 [e]	1,764,918
5.50%, 7/1/17—8/1/35	523,993 [e]	546,534
5.76%, 4/1/37	79,177 [a,e]	82,699
5.84%, 9/1/38	297,922 [a,e]	310,508
6.00%, 11/1/16—11/1/37	2,013,969 [e]	2,106,554
6.50%, 8/1/32—8/1/38	1,231,585 [e]	1,317,272
7.00%, 4/1/32	68,827 [e]	74,288
Government National Mortgage Association I:
5.50%	130,000 [d]	135,058
6.00%	1,920,000 [d]	2,003,100
6.50%	1,060,000 [d]	1,114,822
6.00%, 6/15/37—7/15/38	947,303	989,900
		16,907,537
U.S. Government Securities—2.8%
U.S. Treasury Bonds:
4.75%, 2/15/37	400,000	444,438
6.25%, 5/15/30	295,000	383,823
U.S. Treasury Notes;
4.88%, 7/31/11	40,000	43,397
		871,658
Total Bonds and Notes
(cost $28,809,634)		28,930,337

18

	Principal
Short-Term Investments—.4%	Amount ($)	Value ($)
U.S. Treasury Bills;
0.22%, 6/18/09
(cost $139,959)	140,000 [f]	139,991

Other Investment—27.6%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $8,653,000)	8,653,000 [g]	8,653,000

Total Investments (cost $37,602,593)	120.4%	37,723,328
Liabilities, Less Cash and Receivables	(20.4%)	(6,400,098)
Net Assets	100.0%	31,323,230

a Variable rate security—interest rate subject to periodic change.
b Non-income producing—security in default.
c Issuer filed for bankruptcy.
d Purchased on a forward commitment basis.
e On September 7, 2008, the Federal Housing Finance Agency (FHFA) placed Federal National Mortgage
Association and Federal Home Loan Mortgage Corporation into conservatorship with FHFA as the conservator. As such, the FHFA will oversee the continuing affairs of these companies.
f All or partially held by a broker as collateral for open financial futures positions.
g Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
U.S. Government & Agencies	56.8	Asset/Mortgage-Backed	8.7
Short-Term/		Foreign/Governmental	.2
Money Market Investments	28.0
Corporate Bonds	26.7		120.4

† Based on net assets.
See notes to financial statements.

The Fund 19

STATEMENT OF FINANCIAL FUTURES

April 30, 2009 (Unaudited)

				Unrealized
		Market Value		Appreciation
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 4/30/2009 ($)
Financial Futures Long
10 Year Euro-Bond	6	974,187	June 2009	(5,288)
Australian 10 Year Bonds	4	327,312	June 2009	(44)
British Long Gilt	7	1,250,945	June2009	(3,607)
Canadian 10 Year Bonds	7	729,812	June 2009	(4,721)
Euro Dollar	2	493,375	March 2010	668
Euro Dollar	2	488,250	March 2011	(82)
Euro Dollar	2	495,275	June 2009	718
Euro Dollar	2	492,150	June2010	443
Euro Dollar	2	495,025	September 2009	693
Euro Dollar	2	490,925	September 2010	693
Euro Dollar	2	494,025	December 2009	743
Euro Dollar	2	489,450	December 2010	293
U.S. Treasury 5 year Notes	3	351,422	June 2009	(26)
U.S. Treasury 10 year Notes	24	2,902,500	June 2009	(33,813)
U.S. Treasury Bond	16	1,961,000	June 2009	(56,464)
Financial Futures Short
Japanese 10 Year Bond	19	(2,643,411)	June 2009	23,925
U.S. Treasury 2 year Notes	4	(870,188)	June 2009	(387)
U.S. Treasury 10 year Notes	10	(1,209,375)	June 2009	27,419
				(48,837)

See notes to financial statements.

20

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2009 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments:
Unaffiliated issuers	28,949,593	29,070,328
Affiliated issuers	8,653,000	8,653,000
Cash		325,605
Cash on initial margin—Note 4		462,164
Receivable for investment securities sold		4,719,843
Receivable for shares of Common Stock subscribed		931,830
Dividends and interest receivable		203,467
Unrealized appreciation on forward
currency exchange contracts—Note 4		37,555
Prepaid expenses		27,744
		44,431,536
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)		15,053
Payable for open mortage-backed dollar rolls—Note 4		6,995,003
Payable for investment securities purchased		6,005,014
Unrealized depreciation on forward
currency exchange contracts—Note 4		40,897
Payable for futures variation margin—Note 4		8,562
Payable for shares of Common Stock redeemed		7,868
Accrued expenses		35,909
		13,108,306
Net Assets ($)		31,323,230
Composition of Net Assets ($):
Paid-in capital		30,386,805
Accumulated undistributed investment income—net		177,043
Accumulated net realized gain (loss) on investments		691,121
Accumulated net unrealized appreciation (depreciation) on
investments and foreign currency transactions [including
($48,837) net unrealized (depreciation) on financial futures]		68,261
Net Assets ($)		31,323,230

Net Asset Value Per Share
	Class A	Class C	Class I
Net Assets ($)	26,028,715	4,552,659	741,856
Shares Outstanding	1,991,057	349,782	56,697
Net Asset Value Per Share ($)	13.07	13.02	13.08

See notes to financial statements.

The Fund 21

STATEMENT OF OPERATIONS

Six Months Ended April 30, 2009 (Unaudited)

Investment Income ($):
Income:
Interest	415,769
Dividends;
Affiliated issuers	5,587
Total Income	421,356
Expenses:
Management fee—Note 3(a)	60,163
Shareholder servicing costs—Note 3(c)	32,740
Auditing fees	24,736
Registration fees	17,685
Distribution fees—Note 3(b)	13,903
Prospectus and shareholders’ reports	7,873
Custodian fees—Note 3(c)	4,936
Directors’ fees and expenses—Note 3(d)	1,271
Loan commitment fees—Note 2	265
Legal fees	243
Miscellaneous	22,510
Total Expenses	186,325
Less—expense reimbursement from The Dreyfus
Corporation due to undertaking—Note 3(a)	(74,523)
Less—reduction in fees due to earnings credits—Note 1(c)	(191)
Net Expenses	111,611
Investment Income—Net	309,745
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	130,709
Net realized gain (loss) on options transactions	67,741
Net realized gain (loss) on financial futures	736,917
Net realized gain (loss) on forward currency exchange contracts	(108,140)
Net Realized Gain (Loss)	827,227
Net unrealized appreciation (depreciation) on investments, foreign currency transactions and options transactions [including ($1,292)
net unrealized (depreciation) on financial futures]	647,109
Net Realized and Unrealized Gain (Loss) on Investments	1,474,336
Net Increase in Net Assets Resulting from Operations	1,784,081

See notes to financial statements.

22

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	April 30, 2009	Year Ended
	(Unaudited)	October 31, 2008
Operations ($):
Investment income—net	309,745	554,593
Net realized gain (loss) on investments	827,227	(80,513)
Net unrealized appreciation
(depreciation) on investments	647,109	(597,632)
Net Increase (Decrease) in Net Assets
Resulting from Operations	1,784,081	(123,552)
Dividends to Shareholders from ($):
Investment income—net:
Class A Shares	(228,830)	(469,586)
Class C Shares	(40,878)	(44,118)
Class I Shares	(10,072)	(27,499)
Total Dividends	(279,780)	(541,203)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A Shares	11,813,021	4,351,598
Class C Shares	2,198,070	2,103,219
Class I Shares	81,847	—
Dividends reinvested:
Class A Shares	211,004	463,316
Class C Shares	17,133	24,140
Class I Shares	10,072	27,499
Cost of shares redeemed:
Class A Shares	(1,225,800)	(753,563)
Class C Shares	(640,081)	(352,499)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	12,465,266	5,863,710
Total Increase (Decrease) in Net Assets	13,969,567	5,198,955
Net Assets ($):
Beginning of Period	17,353,663	12,154,708
End of Period	31,323,230	17,353,663
Undistributed investment income—net	177,043	147,078

The Fund 23

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended
	April 30, 2009	Year Ended
	(Unaudited)	October 31, 2008
Capital Share Transactions:
Class A
Shares sold	911,954	347,091
Shares issued for dividends reinvested	17,048	36,791
Shares redeemed	(95,301)	(59,754)
Net Increase (Decrease) in Shares Outstanding	833,701	324,128
Class C
Shares sold	172,491	168,780
Shares issued for dividends reinvested	1,389	1,917
Shares redeemed	(49,670)	(28,074)
Net Increase (Decrease) in Shares Outstanding	124,210	142,623
Class I
Shares sold	6,271	—
Shares issued for dividends reinvested	815	2,183
Net Increase (Decrease) in Shares Outstanding	7,086	2,183

See notes to financial statements.

24

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated.All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
	April 30, 2009	Year Ended October 31,
Class A Shares	(Unaudited)	2008	2007	2006[a]
Per Share Data ($):
Net asset value, beginning of period	12.12	12.62	12.79	12.50
Investment Operations:
Investment income—net[b]	.18	.52	.56	.32
Net realized and unrealized
gain (loss) on investments	.96	(.48)	(.11)	.16
Total from Investment Operations	1.14	.04	.45	.48
Distributions:
Dividends from investment income—net	(.19)	(.54)	(.53)	(.19)
Dividends from net realized
gain on investments	—	—	(.09)	—
Total Distributions	(.19)	(.54)	(.62)	(.19)
Net asset value, end of period	13.07	12.12	12.62	12.79
Total Return (%)[c]	9.50[d]	.21	3.57	3.86[d]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.58[e]	1.90	2.01	3.32[e]
Ratio of net expenses to average net assets	.90[e]	.90	.89	.88[e]
Ratio of net investment income
to average net assets	2.95[e]	4.16	4.45	3.99[e]
Portfolio Turnover Rate[f]	175.80[d]	120.92	75.04	104.30[d]
Net Assets, end of period ($ x 1,000)	26,029	14,026	10,512	10,006

a From March 15, 2006 (commencement of operations) to October 31, 2006.
b Based on average shares outstanding at each month end.
c Exclusive of sales charge.
d Not annualized.
e Annualized.
f The portfolio turnover rates excluding mortgage dollar roll transactions for the periods ended April 30, 2009,
October 31, 2008, 2007 and 2006 were 78.80%, 87.59%, 51.54% and 101.24%, respectively.

See notes to financial statements.

The Fund 25

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
	April 30, 2009	Year Ended October 31,
Class C Shares	(Unaudited)	2008	2007	2006[a]
Per Share Data ($):
Net asset value, beginning of period	12.08	12.58	12.77	12.50
Investment Operations:
Investment income—net[b]	.14	.41	.47	.25
Net realized and unrealized
gain (loss) on investments	.96	(.47)	(.13)	.17
Total from Investment Operations	1.10	(.06)	.34	.42
Distributions:
Dividends from investment income—net	(.16)	(.44)	(.44)	(.15)
Dividends from net realized
gain on investments	—	—	(.09)	—
Total Distributions	(.16)	(.44)	(.53)	(.15)
Net asset value, end of period	13.02	12.08	12.58	12.77
Total Return (%)[c]	9.21[d]	(.55)	2.73	3.41[d]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	2.37[e]	2.75	2.79	4.12[e]
Ratio of net expenses to average net assets	1.65[e]	1.65	1.64	1.61[e]
Ratio of net investment income
to average net assets	2.21[e]	3.39	3.71	3.28[e]
Portfolio Turnover Rate[f]	175.80[d]	120.92	75.04	104.30[d]
Net Assets, end of period ($ x 1,000)	4,553	2,726	1,044	985

a From March 15, 2006 (commencement of operations) to October 31, 2006.
b Based on average shares outstanding at each month end.
c Exclusive of sales charge.
d Not annualized.
e Annualized.
f The portfolio turnover rates excluding mortgage dollar roll transactions for the periods ended April 30, 2009,
October 31, 2008, 2007 and 2006 were 78.80%, 87.59%, 51.54% and 101.24%, respectively.

See notes to financial statements.

26

Six Months Ended
	April 30, 2009	Year Ended October 31,
Class I Shares	(Unaudited)	2008	2007[a]	2006[b]
Per Share Data ($):
Net asset value, beginning of period	12.13	12.62	12.80	12.50
Investment Operations:
Investment income—net[c]	.20	.56	.59	.33
Net realized and unrealized
gain (loss) on investments	.95	(.48)	(.12)	.17
Total from Investment Operations	1.15	.08	.47	.50
Distributions:
Dividends from investment income—net	(.20)	(.57)	(.56)	(.20)
Dividends from net realized
gain on investments	—	—	(.09)	—
Total Distributions	(.20)	(.57)	(.65)	(.20)
Net asset value, end of period	13.08	12.13	12.62	12.80
Total Return (%)	9.60[d]	.54	3.75	4.04[d]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.29[e]	1.64	1.78	3.08[e]
Ratio of net expenses to average net assets	.65[e]	.65	.64	.63[e]
Ratio of net investment income
to average net assets	3.23[e]	4.41	4.70	4.25[e]
Portfolio Turnover Rate[f]	175.80[d]	120.92	75.04	104.30[d]
Net Assets, end of period ($ x 1,000)	742	602	599	577

a Effective June 1, 2007, the fund redesignated Class R shares to Class I shares.
b From March 15, 2006 (commencement of operations) to October 31, 2006.
c Based on average shares outstanding at each month end.
d Not annualized.
e Annualized.
f The portfolio turnover rates excluding mortgage dollar roll transactions for the periods ended April 30, 2009,
October 31, 2008, 2007 and 2006 were 78.80%, 87.59%, 51.54% and 101.24%, respectively.

See notes to financial statements.

The Fund 27

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Total Return Advantage Fund (the “fund”) is a separate diversified series of Advantage Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering eleven series, including the fund. The fund’s investment objective seeks to maximize total return through capital appreciation and income. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary ofThe Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (“the Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares. The fund is authorized to issue 300 million shares of $.001 par value Common Stock.The fund currently offers three classes of shares: Class A (100 million shares authorized), Class C (100 million shares authorized) and Class I (100 million shares authorized). Class A shares are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class I shares are sold at net asset value per share only to institutional investors. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

As of April 30, 2009, MBC Investments Corp., an indirect subsidiary of BNY Mellon, held 812,798 Class A, 44,307 Class C and 45,468 Class I shares of the fund.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are

28

charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities excluding short-term investments (other than U.S. Treasury Bills), financial futures, options and forward currency exchange contracts are valued each business day by an independent pricing service (the “Service”) approved by the Board of Directors. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are valued as determined by the Service, based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Restricted securities, as well as securities or other assets for which recent market quotations are not readily available, that are not valued by a pricing service approved by the Board of Directors, or are determined by the fund not to reflect accurately fair value, are valued at fair value as determined in good faith under the direction of the Board of Directors.The factors that may be considered when fair valuing a security include fundamental analytical data, the nature and

The Fund 29

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold and public trading in similar securities of the issuer or comparable issuers. Short-term investments, excluding U.S.Treasury Bills, are carried at amortized cost, which approximates value. Registered investment companies that are not traded on an exchange are valued at their net asset value. Financial futures and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day. Options traded over the counter are priced at the mean between the bid and asked price. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. Forward currency exchange contracts are valued at the forward rate.

The fund adopted Statement of Financial Accounting Standards No. 157 “FairValue Measurements” (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s investments relating to FAS 157.These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

30

The following is a summary of the inputs used as of April 30, 2009 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Total
Assets ($)
Investments in
Securities	8,653,000	29,070,328	—	37,723,328
Other Financial
Instruments†	55,595	37,555	—	93,150
Liabilities ($)
Other Financial
Instruments†	(104,432)	(40,897)	—	(145,329)

†	Other financial instruments include derivative instruments such as futures, forward currency exchange contracts, swap contracts and options contracts. Amounts shown represent unrealized appreciation (depreciation) at period end.

In April 2009, the Financial Accounting Standards Board (“FASB”) issued FASB Staff Position No. 157-4,“Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly” (“FSP 157-4”). FSP 157-4 provides additional guidance for estimating fair value in accordance with FAS 157, when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate a transaction is not orderly. FSP 157-4 is effective for fiscal years and interim periods ending after June 15, 2009. Management is currently evaluating the impact the adoption of FSP 157-4 will have on the fund’s financial statement disclosures.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign

The Fund 31

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on investments are included with net realized and unrealized gain or loss on investments.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

The fund has arrangements with the custodian and cash management bank whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset custody and cash management fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

(d) Affiliated issuers: Investments in other investment companies advised by the Manager are defined as “affiliated” in the Act.

(e) Dividends to shareholders: It is the policy of the fund to declare and pay dividends from investment income-net, quarterly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of

32

the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

On April 30, 2009, the Board of Directors declared a cash dividend of $.073, $.044 and $.081 per share from undistributed investment income-net for Class A, Class C and Class I shares, respectively, payable on May 1, 2009 (ex-dividend date), to shareholders of record as of the close of business on April 30, 2009.

(f) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended April 30, 2009, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the three-year period ended October 31, 2008 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The fund has an unused capital loss carryover of $154,047 available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to October 31, 2008. If not applied, $59,164 of the carryover expires in fiscal 2015 and $94,883 expires in fiscal 2016.

The tax character of distributions paid to shareholders during the fiscal year ended October 31, 2008 was as follows: ordinary income $541,203. The tax character of current year distributions will be determined at the end of the current fiscal year.

The Fund 33

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $145 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of Facility fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of the borrowing. During the period ended April 30, 2009, the fund did not borrow under the Facilities.

NOTE 3—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement (“Agreement”) with the Manager, the management fee is computed at the annual rate of .55% of the value of the fund’s average daily net assets and is payable monthly. The Manager has undertaken from November 1, 2008 through March 1, 2010, that, if the fund’s aggregate expenses, exclusive of taxes, brokerage fees, Rule 12b-1 distribution plan fees, interest expense, commitment fees, shareholder services plan fees and extraordinary expenses, exceed an annual rate of .65% of the value of the fund’s average daily net assets, the fund may deduct from the payment to be made to the Manager under the Agreement, or the Manager will bear, such excess expense.The expense reimbursement, pursuant to the undertaking, amounted to $74,523 during the period ended April 30, 2009.

During the period ended April 30, 2009, the Distributor retained $1,021 from commissions earned on sales of the fund’s Class A shares.

(b) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of the average daily net assets of Class C shares. During the period ended April 30, 2009, Class C shares were charged $13,903 pursuant to the Plan.

34

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts.The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services.The Distributor determines the amounts to be paid to Service Agents. During the period ended April 30, 2009, Class A and Class C shares were charged $21,900 and $4,635, respectively, pursuant to the Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended April 30, 2009, the fund was charged $1,710 pursuant to the transfer agency agreement.

The fund compensates The Bank of NewYork Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, under a cash management agreement for performing cash management services related to fund subscriptions and redemptions. During the period ended April 30, 2009, the fund was charged $191 pursuant to the cash management agreement.These fees were offset by earnings credits pursuant to the cash management agreement.

The fund also compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. During the period ended April 30, 2009, the fund was charged $4,936 pursuant to the custody agreement.

During the period ended April 30, 2009, the fund was charged $2,394 for services performed by the Chief Compliance Officer.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees

The Fund 35

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

$12,433, Rule 12b-1 distribution plan fees $2,560, shareholder services plan fees $5,501, custodian fees $5,267, chief compliance officer fees $2,793 and transfer agency per account fees $510, which are offset against an expense reimbursement currently in effect in the amount of $14,011.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales (including paydowns) of investment securities, excluding short-term securities, financial futures, options transactions and forward currency exchange contracts during the period ended April 30, 2009, amounted to $52,909,721 and $38,185,793, respectively, of which $21,015,548 in purchases and $21,069,140 in sales were from mortgage dollar roll transactions.

A mortgage dollar roll transaction involves a sale by the fund of mortgage related securities that it holds with an agreement by the fund to repurchase similar securities at an agreed upon price and date. The securities purchased will bear the same interest rate as those sold, but generally will be collateralized by pools of mortgages with different prepayment histories than those securities sold.

The fund may invest in financial futures contracts in order to gain exposure to or protect against changes in the market. The fund is exposed to market risk as a result of changes in the value of the underlying financial instruments. These investments require initial margin deposits with a broker, which consist of cash or cash equivalents.The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Investments in financial futures require the fund to “mark to market” on a daily basis, which reflects the change in market value of the contracts at the close of each day’s trading. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or

36

losses. When the contracts are closed, the fund recognizes a realized gain or loss. Contracts open at April 30, 2009, are set forth in the Statement of Financial Futures.

The fund may purchase and write (sell) put and call options in order to gain exposure to or to protect against changes in the market. As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund would incur a gain, to the extent of the premium, if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the fund would realize a loss, if the price of the financial instrument increases between those dates.

As a writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund would incur a gain, to the extent of the premium, if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. Generally, the fund would realize a loss, if the price of the financial instrument decreases between those dates.

The following summarizes the fund’s call/put options written for the period ended April 30, 2009.

	Face Amount		Options Terminated
	Covered by	Premiums		Net Realized
Options Written:	Contracts ($)	Received ($)	Cost ($)	Gain ($)
Contracts outstanding
October 31, 2008	20,000	29,815
Contracts written	24,000	66,303
Contracts terminated:
Closed	30,000	58,582	28,377	30,205
Expired	14,000	37,536	—	37,536
Total contracts terminated	44,000	96,118	28,377	67,741
Contracts Outstanding
April 30, 2009	—	—

The Fund 37

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The fund enters into forward currency exchange contracts to gain exposure to foreign currency, hedge its exposure against changes in exchange rates on its foreign portfolio holdings and to settle foreign currency transactions. When executing forward currency exchange contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future.With respect to sales of forward currency exchange contracts, the fund would incur a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward currency exchange contracts, the fund would incur a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract increases between those dates.The fund is also exposed to credit risk associated with counterparty nonperformance on these forward currency exchange contracts which is typically limited to the unrealized gain on each open contract.The following summarizes open forward currency exchange contracts at April 30, 2009:

	Foreign			Unrealized
Forward Currency	Currency			Appreciation
Exchange Contracts	Amounts	Cost ($)	Value ($) (Depreciation) ($)
Purchases:
Australian Dollar,
Expiring 06/17/2009	103,553	65,279	75,008	9,729
Australian Dollar,
Expiring 06/17/2009	36,009	23,276	26,084	2,808
Australian Dollar,
Expiring 06/17/2009	72,000	46,439	52,153	5,714
Australian Dollar,
Expiring 06/17/2009	57,000	39,256	41,288	2,032
Australian Dollar,
Expiring 06/17/2009	70,000	50,709	50,704	(5)
Australian Dollar,
Expiring 06/17/2009	157,500	113,093	114,084	991
Australian Dollar,
Expiring 06/17/2009	157,500	113,132	114,084	952
British Pound,
Expiring 06/17/2009	93,758	135,918	138,698	2,780

38

	Foreign			Unrealized
Forward Currency	Currency			Appreciation
Exchange Contracts	Amounts	Cost ($)	Value ($) (Depreciation) ($)
Purchases (continued):
Japanese Yen,
Expiring 06/17/2009	23,257,089	236,928	235,996	(932)
Japanese Yen,
Expiring 06/17/2009	2,319,000	24,674	23,532	(1,142)
Japanese Yen,
Expiring 06/17/2009	4,845,000	48,826	49,164	338
New Zealand Dollar,
Expiring 06/17/2009	41,854	23,795	23,606	(189)
New Zealand Dollar,
Expiring 06/17/2009	232,500	131,833	131,135	(698)
Norwegian Krone,
Expiring 06/17/2009	747,782	107,382	113,681	6,299
Norwegian Krone,
Expiring 06/17/2009	356,000	53,105	54,120	1,015
Norwegian Krone,
Expiring 06/17/2009	169,000	26,616	25,692	(924)
Norwegian Krone,
Expiring 06/17/2009	356,000	53,016	54,120	1,104
Swedish Krona,
Expiring 06/17/2009	592,310	72,764	73,629	865
Sales:		Proceeds ($)
Canadian Dollar,
Expiring 06/17/2009	45,442	35,110	38,091	(2,981)
Canadian Dollar,
Expiring 06/17/2009	75,442	59,017	63,236	(4,219)
Canadian Dollar,
Expiring 06/17/2009	65,000	52,410	54,484	(2,074)
Canadian Dollar,
Expiring 06/17/2009	37,000	30,546	31,014	(468)
Canadian Dollar,
Expiring 06/17/2009	37,000	30,539	31,014	(475)
Canadian Dollar,
Expiring 06/17/2009	177,000	143,207	148,363	(5,156)
Euro,
Expiring 06/17/2009	376,710	481,199	498,325	(17,126)
Euro,
Expiring 06/17/2009	51,000	69,243	67,465	1,778
Euro,
Expiring 06/17/2009	51,000	68,534	67,465	1,069
Euro,
Expiring 06/17/2009	46,000	60,931	60,850	81

The Fund 39

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

	Foreign			Unrealized
Forward Currency	Currency			Appreciation
Exchange Contracts	Amounts	Proceeds ($)	Value ($) (Depreciation) ($)
Sales (continued):
Euro,
Expiring 06/17/2009	99,000	129,266	130,961	(1,695)
Euro,
Expiring 06/17/2009	99,000	129,121	130,961	(1,840)
Swiss Franc,
Expiring 06/17/2009	58,742	50,533	51,506	(973)
Total				(3,342)

At April 30, 2009, accumulated net unrealized appreciation on investments was $120,735, consisting of $490,194 gross unrealized appreciation and $369,459 gross unrealized depreciation.

At April 30, 2009, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

The FASB released Statement of Financial Accounting Standards No. 161 “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agree-ments.The application of FAS 161 is required for fiscal years and interim periods beginning after November 15, 2008. At this time, management is evaluating the implications of FAS 161 and its impact on the financial statements and the accompanying notes has not yet been determined.

40

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Directors held on March 3, 2009, the Board unanimously approved the continuation of the fund’s Management Agreement with Dreyfus for a one-year term ending March 30, 2010. The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of Dreyfus. In approving the continuance of the Management Agreement, the Board considered all factors that they believed to be relevant, including, among other things, the factors discussed below.

Analysis of Nature, Extent and Quality of Services Provided to the Fund. The Board members received a presentation from representatives of Dreyfus regarding services provided to the fund and other funds in the Dreyfus fund complex, and discussed the nature, extent and quality of the services provided to the fund pursuant to its Management Agreement. Dreyfus’ representatives reviewed the fund’s distribution of accounts and the relationships Dreyfus has with various intermediaries and the different needs of each. Dreyfus’ representatives noted the various distribution channels for the fund as well as the diverse methods of distribution among other funds in the Dreyfus fund complex, and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each distribution channel, including those of the fund. Dreyfus also provided the number of accounts investing in the fund, as well as the fund’s asset size.

The Board members also considered Dreyfus’ research and portfolio management capabilities and Dreyfus’ oversight of day-to-day fund operations, including fund accounting, administration, and assistance in meeting legal and regulatory requirements. The Board members also considered Dreyfus’ extensive administrative, accounting and compliance infrastructure. The Board also considered Dreyfus’ brokerage policies and practices, the standards applied in seeking best execution and Dreyfus’ policies and practices regarding soft dollars.

The Fund 41

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board members reviewed the fund’s performance and comparisons to a group of retail front-end load intermediate investment-grade debt funds (the “Performance Group”) and to a larger universe of funds, consisting of all retail and institutional intermediate investment-grade debt funds (the “Performance Universe”) selected and provided by Lipper, Inc., an independent provider of investment company data.The Board was provided with a description of the methodology Lipper used to select the Performance Group and Performance Universe, as well as the Expense Group and Expense Universe (discussed below). The Board members discussed the results of the comparisons and noted the fund’s average annual total return ranked in the second quartile of its Performance Group and the first quartile of its Performance Universe, for the one-year and two-year periods ended December 31, 2008. Dreyfus also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index.

The Board members also discussed the fund’s contractual and actual management fee and expense ratio and reviewed the range of management fees and expense ratios as compared to a comparable group of funds (the “Expense Group”) and a broader group of funds (the “Expense Universe”), each selected and provided by Lipper. The fund’s actual management fee (which was zero) and expense ratio were lower than the Expense Group medians, and the fund’s expense ratio was slightly higher than the median of the Expense Universe. The fund’s contractual management fee was higher than the Expense Group median. After discussions with the Board members, representatives of Dreyfus agreed, until March 1, 2010, that if the aggregate direct expenses of the fund, exclusive of taxes, brokerage commissions, extraordinary expenses, interest expenses, commitment fees on borrowings, shareholder servicing fees and Rule 12b-1 fees, but including the management fee, exceed .65 of 1% of

42

the value of the fund’s average daily net assets, the fund may deduct from the payment to be made to Dreyfus under the Management Agreement, or Dreyfus will bear, such excess expense.

Representatives of Dreyfus reviewed with the Board members the fees paid to Dreyfus or its affiliates by mutual funds and/or separate accounts with similar investment objectives, policies and strategies as the fund (the “Similar Accounts”), and explained the nature of the Similar Accounts and the differences, from Dreyfus’ perspective, as applicable, in providing services to the Similar Accounts as compared to the fund. Dreyfus’ representatives also reviewed the costs associated with distribution through intermediaries.The Board analyzed differences in fees paid to Dreyfus and discussed the relationship of the advisory fees paid in light of the services provided.The Board members considered the relevance of the fee information provided for the Similar Accounts to evaluate the appropriateness and reasonableness of the fund’s management fees.The Board acknowledged that differences in fees paid by the Similar Accounts seemed to be consistent with the services provided.

Analysis of Profitability and Economies of Scale. Dreyfus’ representatives reviewed the dollar amount of expenses allocated and profit received by Dreyfus and the method used to determine such expenses and profit.The Board previously had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus mutual fund complex. The Board also was informed that the methodology had also been reviewed by an independent registered public accounting firm which, like the consultant, found the methodology to be reasonable. The consulting firm also analyzed where any economies of scale might emerge in connection with the management of the fund.The Board members evaluated the profitability analysis in light of the relevant

The Fund 43

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund investors.The Board members also considered potential benefits to Dreyfus from acting as investment adviser and noted that there were no soft dollar arrangements with respect to trading the fund’s investments.

It was noted that the Board members should consider Dreyfus’ profitability with respect to the fund as part of their evaluation of whether the fees under the Management Agreement bear a reasonable relationship to the mix of services provided by Dreyfus, including the nature, extent and quality of such services and that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been static or decreasing, the possibility that Dreyfus may have realized any economies of scale would be less. It also was noted that Dreyfus received no profit for managing the fund during the year.The Board also noted the fee waiver and expense reimbursement arrangements in place for the fund and their affect on Dreyfus’ profitability.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to continuation of the fund’s Management Agreement. Based on the discussions and considerations as described above, the Board made the following conclusions and determinations.

  The Board concluded that the nature, extent and quality of the ser- vices provided by Dreyfus are adequate and appropriate.
  The Board was satisfied with the fund’s relative performance.
  The Board concluded that the fee payable by the fund to Dreyfus was reasonable in light of the considerations described above.

44

  The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the manage- ment of the fund had been adequately considered by Dreyfus in connection with the management fee rate charged to the fund and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

The Board members considered these conclusions and determinations, along with information received on a routine and regular basis throughout the year, and, without any one factor being dispositive, the Board determined that continuation of the fund’s Management Agreement was in the best interests of the fund and its shareholders.

The Fund 45

Global Alpha Fund

SEMIANNUAL REPORT April 30, 2009

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Contents
THE FUND
2	A Letter from the CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
50	Statement of Financial Futures
51	Statement of Assets and Liabilities
52	Statement of Operations
53	Statement of Changes in Net Assets
55	Financial Highlights
58	Notes to Financial Statements
72	Information About the Review and Approval of the Fund’s Management Agreement
FOR MORE INFORMATION
Back Cover

Global Alpha Fund

The Fund

A LETTER FROM THE CEO Dear Shareholder:

We present to you this semiannual report for Global Alpha Fund, covering the six-month period from November 1, 2008, through April 30, 2009.

Global equities markets went on a wild ride over the past six months, with stocks in most regions plummeting during much of the reporting period and then rebounding late in the reporting period. In supporting the recent rally, investors apparently shrugged off more bad economic news, including rising unemployment, damaged credit markets and economic contraction in many regions of the world.Yet, the rebound proved to be robust, particularly in the emerging markets, which posted double-digit returns over the final two months of the reporting period.

These enormous swings have left investors wondering if equities markets are forecasting sustainable economic improvement, or whether these events represent what many call a bear market rally. We generally have remained cautious in the absence of real global economic progress, but the market’s gyrations illustrate an important feature of many market rallies—when they begin to snap back, the rebounds are often quick and sharp, usually leaving most investors on the sidelines. That’s why we encourage you to speak regularly with your financial consultant, who can discuss with you the potential benefits of adhering to a long-term investment strategy tailored to your current investment needs and future goals.

For information about how the fund performed during the reporting period, as well as market perspectives, we have provided a Discussion of Fund Performance given by the fund’s Portfolio Manager.

Thank you for your continued confidence and support.

Jonathan R. Baum Chairman and Chief Executive Officer The Dreyfus Corporation May 15, 2009

DISCUSSION OF FUND PERFORMANCE

For the period of November 1, 2008, through April 30, 2009, as provided by Helen Potter, Portfolio Manager

Fund and Market Performance Overview

For the six-month period ended April 30, 2009, Global Alpha Fund’s Class A shares produced a total return of 2.28%, Class C shares returned 1.88% and Class I shares returned 2.43%.1 In comparison, the fund’s benchmark, a hybrid index comprised of 60% Morgan Stanley Capital International World Index (half-hedged) and 40% Citigroup World Government Bond Index 1+ World Index (half-hedged), produced a total return of –0.87% for the same period.2 Separately, the Morgan Stanley Capital International World Index (half-hedged) produced a total return of –5.44%, and the Citigroup World Government Bond Index 1+ World Index (half-hedged) produced a 5.32% total return for the reporting period.

Worldwide economic instability, a global financial crisis and government efforts to forestall greater economic deterioration sparked heightened volatility in financial markets during the reporting period. The fund produced higher returns than its benchmark, primarily due to successful tactical trades among bonds of various countries.

The Fund’s Investment Approach

The fund seeks total return through investments in securities and instruments that provide exposure to global equity,bond and currency markets. The strategy utilizes a proprietary,fundamentals-based quantitative model to construct and optimally integrate a diverse set of four alpha-generating signals: stock markets vs. bond markets within each country, country allocation among equity markets, country allocation among sovereign bond markets, and currency allocation. Our quantitative investment approach is designed to identify and exploit relative misvaluations across and within major developed capital markets such as the United States, Canada, Japan,Australia and many Western European countries.

Volatility Roiled Global Stock and Bond Markets

A severe economic downturn and a persistent banking crisis caused global financial markets to hemorrhage value in the final months of 2008. Rising unemployment, slumping home values, lower commodity prices and precarious credit conditions weighed heavily on most securities prices. However, numerous central banks and governments have

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

staged massive interventions to stimulate their national economies and unfreeze credit markets, causing many investors to look forward to an eventual recovery. Indeed, later in the reporting period, economic and corporate earnings reports provided early evidence that the economic and financial crises may have bottomed.

These developments first pummeled and later lifted stock prices. Bond prices, especially U.S.Treasuries, and safe-haven currencies such as U.S. dollar often went the opposite direction.This created numerous investment challenges and opportunities during the reporting period. By the end of April, investors seemed to be more optimistic regarding the financial markets and the global economy. Perhaps more significantly, investors appeared to shift from indiscriminate selling of assets to evaluating fundamentals and market valuations.

Country Bond Market Selection Supported Fund Performance

Our tactical trading in volatile bond markets during the reporting period was the primary reason the fund outperformed its benchmark and delivered positive returns. An overweight to U.S. bonds was the largest source of outperformance, benefiting when prices rose on the announcement of Fed plans to buy $300 billion of Treasury notes. An underweight to Japanese bonds worked well as prices fell on increasing bond supply related to that government’s bailout spending plans. U.K. bonds were another important contributor: we were overweight as weak economic data and risk aversion drove prices up, and then switched to an underweight in time to benefit as accelerating inflation caused prices to fall. Similarly, an overweight to Canadian bonds helped performance as weak economic data and risk aversion drove prices up.

Our overweight to Hong Kong equities was another key contributor to performance. We considered them attractively valued relative to other country equity markets and the fund benefited when they outperformed the average equity market.

The greatest detractor from fund performance during the reporting period was an underweight to bonds versus equities globally. In the early part of the reporting period, bonds rallied as investors sought safe havens and as the economic outlook deteriorated (driving yields down and prices up).

Additional detractors, albeit to a lesser extent, included underweights to Australian bonds and Japanese equities and overweights to Italian equities and the euro. Australia has been hurt by its large exposure to commodities exports.Australian bonds outperformed other country bonds as that economy deteriorated (again, driving yields down and prices up).

Although we consider Japanese stocks overvalued, they outperformed other equity markets after the yen weakened enough to improve upon a dour earnings outlook for Japanese exporters. Italian stocks, which we viewed as undervalued, underperformed other equity markets amid concerns regarding the country’s banking exposure in Eastern Europe. An overweight to the euro was also a material hindrance to the fund’s performance as risk-averse investors sold the euro in a flight to safe havens such as the U.S. dollar and Treasury bonds.

Seeking Value-Oriented Opportunities

In the latter part of 2008 selling of risky assets appeared indiscriminate as investors sought safe havens.This created some of the largest misvalua-tions we have seen for quite some time between country equity markets. Rapid changes in the economic outlook, combined with government stimulus and bail-out activity, also contributed to unusual misvaluations among country bond markets. During the reporting period these misvaluations began to correct and the fund was positioned to take advantage of these corrections.

In our view, these misvaluations have only partially corrected and thus may offer opportunity going forward.Therefore, we have positioned the fund to seek to benefit from further misvaluation corrections among both country equity markets and country bond markets. In addition, we believe that stocks are attractively valued relative to sovereign bonds on a risk-adjusted basis in a number of countries.This is partially due to low bond yields. For example, the 10-yearTreasury yielded 3.1% on April 30. We sold some stocks after prices rose substantially, but remain overweight stocks and underweight bonds globally.

May 15, 2009

Investing in foreign companies involves special risks, including changes in currency rates, political, economic and social instability, a lack of comprehensive company information, differing auditing and legal standards, and less market liquidity. An investment in this fund should be considered only as a supplement to an overall investment program.
1	Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.
2	SOURCES: Morgan Stanley Capital International and Citigroup – Reflects reinvestment of net dividends and, where applicable, capital gain distributions.The Morgan Stanley Capital
International (MSCI) World Index is an unmanaged index of global stock market performance, including the United States, Canada, Europe,Australia, New Zealand and the Far East.The
Citigroup World Government Bond Index includes the 22 government bond markets.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Global Alpha Fund from November 1, 2008 to April 30, 2009. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment assuming actual returns for the six months ended April 30, 2009

	Class A	Class C	Class I
Expenses paid per $1,000†	$ 9.68	$ 13.67	$ 7.68
Ending value (after expenses)	$1,022.80	$1,018.80	$1,024.30

COMPARING YOUR FUND’S EXPENSES WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment assuming a hypothetical 5% annualized return for the six months ended April 30, 2009

	Class A	Class C	Class I
Expenses paid per $1,000†	$ 9.64	$ 13.61	$ 7.65
Ending value (after expenses)	$1,015.22	$1,011.26	$1,017.21

† Expenses are equal to the fund’s annualized expense ratio of 1.93% for Class A, 2.73% for Class C and
1.53% for Class I , multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS April 30, 2009 (Unaudited)

Common Stocks—62.4%	Shares	Value ($)
Australia—1.9%
AGL Energy	614	6,821
Amcor	1,124	3,956
AMP	6,009	22,913
ASX	626	15,049
Australia & New Zealand Banking Group	6,810	79,553
Bendigo and Adelaide Bank	1,348	6,794
BHP Billiton	10,532	257,439
Brambles	4,435	19,290
CFS Retail Property Trust	2,267	2,740
Coca-Cola Amatil	754	5,063
Cochlear	74	2,702
Commonwealth Bank of Australia	4,670	120,464
Computershare	633	4,251
Crown	1,748	8,849
CSL	1,916	48,453
Fortescue Metals Group	1,686 [a]	2,923
Foster’s Group	6,158	23,843
Incitec Pivot	2,270	3,519
Insurance Australia Group	6,020	15,347
Leighton Holdings	197	3,050
Lend Lease	1,987	10,540
Lion Nathan	1,300	11,203
Macquarie Group	901	22,163
Metcash	3,159	9,655
National Australia Bank	6,239	94,564
Newcrest Mining	1,453	31,962
Orica	490	6,048
Origin Energy	2,824	33,798
QBE Insurance Group	3,162	50,621
Rio Tinto	916	43,360
Santos	1,872	22,583
Sims Metal Management	204	2,998
Sonic Healthcare	1,359	11,642
Stockland	6,118	14,114
Suncorp-Metway	3,676	15,934

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
Australia (continued)
Tabcorp Holdings	2,151	11,774
Tatts Group	1,524	3,102
Telstra	13,958	34,149
Toll Holdings	2,416	10,473
Transurban Group	1,655 [a]	5,423
Wesfarmers	3,201	53,244
Wesfarmers PPS	190	3,156
Westfield Group	6,213	48,979
Westpac Banking	8,856	124,925
Woodside Petroleum	1,544	43,537
Woolworths	4,071	79,919
WorleyParsons	585	7,852
		1,460,737
Austria—.1%
Erste Group Bank	776	16,252
OMV	511	15,927
Raiffeisen International Bank Holding	293	10,085
Strabag	163	3,767
Telekom Austria	1,435	18,903
Verbund-Oesterreichische
Elektrizitaetswirtschafts, Cl. A	320	13,138
Vienna Insurance Group	167	6,552
Voestalpine	494	9,527
Wienerberger	322	3,784
		97,935
Belgium—.3%
Anheuser-Busch InBev	2,243	68,565
Anheuser-Busch InBev (Strip)	1,224 [a]	3
Belgacom	507	14,727
Colruyt	52	11,859
Compagnie Nationale a Portefeuille	165	7,979
Delhaize Group	311	20,961
Dexia	2,158	10,499
Fortis	9,501	23,566
Fortis (Rights)	12,089 [a]	0
Groupe Bruxelles Lambert	239	17,276
Groupe Bruxelles Lambert (Strip)	31 [a]	0

Common Stocks (continued)	Shares	Value ($)
Belgium (continued)
KBC Groep	658	14,455
Mobistar	127	7,626
Solvay	249	21,410
UCB	425	11,591
Umicore	502	9,853
		240,370
Bermuda—.4%
Accenture, Cl. A	1,967	57,888
ACE	1,071	49,608
Arch Capital Group	156 [a]	9,013
Axis Capital Holdings	463	11,408
Covidien	1,616	53,295
Everest Re Group	211	15,749
Ingersoll-Rand, Cl. A	993	21,617
Invesco	1,436	21,138
Marvell Technology Group	1,618 [a]	17,765
Nabors Industries	841 [a]	12,791
PartnerRe	177	12,069
RenaissanceRe Holdings	159	7,737
Tyco Electronics	1,430	24,939
		315,017
Canada—.0%
Tim Hortons	562	13,651
Cayman Islands—.0%
Garmin	336	8,463
Seagate Technology	1,530	12,485
		20,948
Denmark—.3%
AP Moller—Maersk, Cl. A	2	11,429
AP Moller—Maersk, Cl. B	3	17,409
Carlsberg, Cl. B	291	14,065
Coloplast, Cl. B	144	9,857
Danisco	195	6,405
Danske Bank	1,874 [a]	20,477
DSV	1,036	11,778
FLSmidth & Co.	208 [a]	6,666
Jyske Bank	273 [a]	7,029

The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
Denmark (continued)
Novo Nordisk, Cl. B	1,380	65,580
Novozymes, Cl. B	193	13,133
Topdanmark	63 [a]	7,471
TrygVesta	112	6,143
Vestas Wind Systems	563 [a]	36,701
William Demant Holding	89 [a]	4,228
		238,371
Finland—.4%
Elisa	765	10,171
Fortum	1,363	27,541
Kesko, Cl. B	335	8,717
Kone, Cl. B	619	16,955
Metso	488	7,492
Neste Oil	518	6,714
Nokia	11,763	167,905
Nokian Renkaat	574	9,116
Orion, Cl. B	345	5,010
Outokumpu	457	6,802
Pohjola Bank, Cl. A	426	3,161
Rautaruukki	329	6,155
Sampo, Cl. A	1,315	24,637
Sanoma	347	4,573
Stora Enso, Cl. R	2,428 [a]	13,945
UPM-Kymmene	2,169	19,423
Wartsila	350	11,533
		349,850
France—3.1%
Accor	613	26,061
ADP	153	8,819
Air France-KLM	694	7,693
Air Liquide	753	61,505
Alcatel-Lucent	6,856 [a]	17,381
Alstom	668	41,812
Atos Origin	358	11,109
AXA	4,723	78,820
BioMerieux	15	1,125

Common Stocks (continued)	Shares	Value ($)
France (continued)
BNP Paribas	2,509	132,301
Bouygues	788	33,798
Bureau Veritas	209	8,528
Cap Gemini	392	14,674
Carrefour	1,939	78,535
Casino Guichard Perrachon	120	7,529
Christian Dior	151	10,158
Cie de Saint-Gobain	1,251	44,806
Cie Generale d’Optique Essilor International	653	28,148
CNP Assurances	100	7,909
Compagnie Generale de
Geophysique-Veritas	670 [a]	9,683
Compagnie Generale des
Etablissements Michelin, Cl. B	450	22,995
Credit Agricole	2,626	38,149
Dassault Systemes	330	13,628
Eiffage	192	9,906
Electricite de France	711	32,966
Eramet	27	5,795
Eurazeo	131	5,347
Eutelsat Communications	449 [a]	9,733
France Telecom	5,605	124,562
GDF SUEZ	3,365	121,211
Gecina	80	4,340
Groupe Danone	1,341	64,018
Hermes International	193	25,555
ICADE	101	7,799
Iliad	42	4,422
Imerys	146	6,053
Ipsen	26	1,064
JC Decaux	342	4,895
Klepierre	356	7,798
L’Oreal	732	52,337
Lafarge	627	35,456
Lagardere	344	10,786
Legrand	487	9,752

The Fund 11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
France (continued)
LVMH Moet Hennessy Louis Vuitton	743	56,260
M6-Metropole Television	334	6,246
Natixis	5,033	11,453
Neopost	163	13,795
PagesJaunes Groupe	649	7,061
Pernod-Ricard	544	32,131
Pernod-Ricard (Rights)	544 [a]	2,523
Peugeot	414	9,520
PPR	226	17,300
Publicis Groupe	345	10,597
Renault	535	17,126
Safran	964	11,479
Sanofi-Aventis	3,241	186,825
Schneider Electric	665	50,220
Scor	511	10,778
Societe BIC	137	7,342
Societe Des Autoroutes Paris-Rhin-Rhone	58	3,746
Societe Generale	1,401	70,998
Societe Television Francaise 1	603	5,644
Sodexo	271	12,972
Suez Environnement	771 [a]	11,765
Technip	304	13,044
Thales	233	9,645
Total	6,591	330,101
Unibail-Rodamco	291	43,280
Valeo	382	7,866
Vallourec	135	14,682
Veolia Environnement	1,289	35,421
Vinci	1,263	56,538
Vivendi	3,586	96,823
Wendel	142	5,199
Zodiac Aerospace	214	6,233
		2,423,574
Germany—2.3%
Adidas	635	24,001
Allianz	1,427	131,128

Common Stocks (continued)	Shares	Value ($)
Germany (continued)
BASF	2,921	109,985
Bayer	2,409	119,688
Bayerische Motoren Werke	1,061	36,714
Beiersdorf	283	11,642
Celesio	112	2,484
Commerzbank	2,200	14,866
Daimler	2,869	102,402
Deutsche Bank	1,713	91,528
Deutsche Boerse	625	46,204
Deutsche Lufthansa	309	3,941
Deutsche Post	2,712	31,152
Deutsche Telekom	8,922	107,655
E.ON	5,968	201,875
Fresenius Medical Care & Co.	612	24,127
Hannover Rueckversicherung	81	2,635
Henkel & Co.	177	4,371
K+S	476	28,604
Linde	430	34,243
MAN	339	20,973
Merck	207	18,560
Metro	414	17,626
Munchener Ruckversicherungs	689	95,245
RWE	1,409	101,452
Salzgitter	53	3,771
SAP	2,719	104,147
Siemens	2,718	182,718
Suedzucker	90	1,742
ThyssenKrupp	1,154	24,727
Volkswagen	281	88,544
		1,788,750
Greece—.2%
Alpha Bank	1,557 [a]	15,182
Coca-Cola Hellenic Bottling	687	10,990
EFG Eurobank Ergasias	1,294	10,185
Hellenic Petroleum	512	4,998
Hellenic Telecommunications Organization	1,110	17,020

The Fund 13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
Greece (continued)
Marfin Investment Group	2,534 [a]	10,901
National Bank of Greece	1,506	31,353
OPAP	692	21,460
Piraeus Bank	1,257	11,532
Public Power	565	10,950
Titan Cement	389	9,987
		154,558
Hong Kong—.6%
Bank of East Asia	5,940	14,256
BOC Hong Kong Holdings	12,000	17,125
Cheung Kong Holdings	5,000	52,064
Cheung Kong Infrastructure Holdings	1,000	3,877
CLP Holdings	7,000	47,328
Esprit Holdings	3,400	20,992
Hang Lung Group	1,000	3,697
Hang Lung Properties	7,000	19,916
Hang Seng Bank	2,500	27,935
Henderson Land Development	1,000	4,710
Hong Kong & China Gas	13,000	24,322
Hong Kong Exchanges & Clearing	3,000	34,993
HongKong Electric Holdings	4,500	26,593
Hopewell Holdings	1,000	2,594
Hutchison Whampoa	7,000	41,548
Li & Fung	8,000	22,709
Link REIT	3,000	5,853
MTR	2,000	5,084
Shangri-La Asia	2,000	2,957
Sun Hung Kai Properties	5,000	52,096
Swire Pacific, Cl. A	3,000	23,554
Wharf Holdings	2,000	6,645
Wheelock & Co.	4,000	8,671
		469,519
Ireland—.1%
Anglo Irish Bank	3,069	430
CRH	2,111	55,042
Elan	2,072 [a]	12,498

Common Stocks (continued)	Shares	Value ($)
Ireland (continued)
Kerry Group, Cl. A	598	11,547
		79,517
Italy—1.0%
A2A	1,653	2,730
ACEA	123	1,528
Alleanza Assicurazioni	566	3,793
Assicurazioni Generali	3,403	69,236
Atlantia	352	6,211
Banca Carige	966	3,540
Banca Monte dei Paschi di Siena	7,922	12,706
Banca Popolare di Milano	1,749	10,200
Banco Popolare	862	5,635
Enel	14,443	78,362
ENI	8,177	177,478
Fiat	2,275 [a]	22,264
Finmeccanica	1,297	18,311
Intesa Sanpaolo	25,680	81,468
Intesa Sanpaolo-RSP	4,018	8,898
Luxottica Group	184	3,401
Mediaset	1,052	5,916
Mediobanca	1,577	18,194
Parmalat	6,746	13,458
Saipem	365	7,860
Snam Rete Gas	2,901	11,530
Snam Rete Gas (Rights)	2,901 [a]	2,230
Telecom Italia	32,165	40,717
Telecom Italia-RSP	19,314	17,257
Terna	1,650	5,324
UniCredit	40,991	99,323
Unione di Banche Italiane	1,946	26,793
		754,363
Japan—7.1%
77 Bank	1,000	5,113
Acom	9	216
Advantest	500	7,847
Aeon	1,800	14,051

The Fund 15

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
Japan (continued)
Aioi Insurance	1,000	4,391
Aisin Seiki	700	14,301
Ajinomoto	2,000	14,697
All Nippon Airways	3,000	10,977
Alps Electric	800	4,269
Amada	2,000	12,299
Asahi Breweries	1,100	13,842
Asahi Glass	3,000	17,869
Ashai Kasei	3,000	12,075
Astellas Pharma	1,500	48,940
Bank of Kyoto	1,000	8,009
Bank of Yokohama	3,000	12,685
Benesse	300	11,465
Bridgestone	1,800	26,711
Brother Industries	1,500	12,151
Canon	3,300	98,948
Casio Computer	900	6,806
Central Japan Railway	5	29,629
Chiba Bank	3,000	14,819
Chubu Electric Power	2,000	44,112
Chugai Pharmaceutical	1,000	18,550
Chugoku Electric Power	900	18,204
Chuo Mitsui Trust Holdings	3,000	9,788
Citizen Holdings	400	1,817
Cosmo Oil	1,000	2,856
Credit Saison	600	6,684
Dai Nippon Printing	2,000	21,162
Daicel Chemical Industries	2,000	8,375
Daido Steel	3,000	10,002
Daiichi Sankyo	2,000	33,643
Daikin Industries	800	21,507
Daito Trust Construction	300	12,471
Daiwa House Industry	1,000	8,731
Daiwa Securities Group	4,000	20,776
Denki Kagaku Kogyo	4,000	8,863
Denso	1,500	35,219

Common Stocks (continued)	Shares	Value ($)
Japan (continued)
Dentsu	800	14,742
DIC	5,000	8,182
Dowa Holdings	3,000	11,923
East Japan Railway	1,100	62,164
Eisai	800	21,589
Electric Power Development	500	14,560
Elpida Memory	1,000 [a]	10,652
FamilyMart	300	8,263
Fanuc	600	43,116
Fast Retailing	100	10,469
Fuji Electric Holdings	5,000	8,589
Fuji Heavy Industries	1,000	4,005
FUJIFILM Holdings	1,600	40,657
Fujitsu	7,000	29,883
Fukuoka Financial Group	3,000	9,209
Furukawa Electric	3,000	8,965
Gunma Bank	2,000	9,920
Hachijuni Bank	1,000	5,895
Hankyu Hashin Holdings	3,000	14,057
Haseko	10,500 [a]	6,617
Hirose Electric	100	10,398
Hiroshima Bank	1,000	3,781
Hisamitsu Pharmaceutical	100	2,836
Hitachi	11,000	38,126
Hitachi Construction Machinery	300	4,049
Hokkaido Electric Power	800	14,766
Hokuhoku Financial Group	3,000	5,275
Hokuriku Electric Power	500	11,308
Honda Motor	5,100	147,477
HOYA	1,300	22,423
Ibiden	500	14,535
IHI	4,000 [a]	6,058
INPEX	3	18,997
Isetan Mitsukoshi Holdings	1,680	14,122
Isuzu Motors	6,000	9,941
Itochu	4,000	21,385

The Fund 17

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
Japan (continued)
J Front Retailing	3,200	13,108
Jafco	400	8,904
Japan Real Estate Investment	1	7,084
Japan Retail Fund Investment	3	10,550
Japan Steel Works	1,000	10,774
Japan Tobacco	14	35,148
JFE Holdings	1,600	43,503
JGC	1,000	13,061
Joyo Bank	3,000	13,844
JS Group	800	9,758
JSR	500	6,048
JTEKT	500	4,797
Jupiter Telecommunications	3	2,113
Kajima	3,000	8,660
Kaneka	2,000	11,587
Kansai Electric Power	2,300	46,989
Kao	2,000	37,628
Kawasaki Heavy Industries	6,000	12,807
Kawasaki Kisen Kaisha	4,000	15,002
KDDI	9	40,433
Keihin Electric Express Railway	2,000	15,409
Keio	2,000	11,384
Keyence	110	19,421
Kintetsu	5,000	21,802
Kirin Holdings	2,000	22,016
Kobe Steel	11,000	18,113
Komatsu	2,700	33,453
Konami	400	5,907
Konica Minolta Holdings	1,500	12,227
Kubota	3,000	17,930
Kuraray	1,000	8,579
Kurita Water Industries	500	12,095
Kyocera	500	38,725
Kyowa Hakko Kirin	1,371	12,082
Kyushu Electric Power	1,100	22,752
Lawson	200	7,765

Common Stocks (continued)	Shares	Value ($)
Japan (continued)
Leopalace21	1,300	9,500
Makita	600	13,752
Marubeni	5,000	18,092
Marui Group	1,900	10,506
Mazda Motor	3,000	7,410
Mediceo Paltac Holdings	500	5,072
MEIJI Holdings	117	3,580
Minebea	1,000	3,852
Mitsubishi	4,100	62,926
Mitsubishi Chemical Holdings	5,000	18,956
Mitsubishi Electric	6,000	31,773
Mitsubishi Estate	4,000	52,162
Mitsubishi Gas Chemical	1,000	4,645
Mitsubishi Heavy Industries	10,000	32,627
Mitsubishi Materials	3,000	8,660
Mitsubishi Motors	10,000 [a]	15,246
Mitsubishi Rayon	2,000	4,167
Mitsubishi Tanabe Pharma	1,000	9,524
Mitsubishi UFJ Financial Group	33,760	183,581
Mitsui & Co.	5,000	52,752
Mitsui Chemicals	4,000	11,953
Mitsui Engineering & Shipbuilding	5,000	10,164
Mitsui Fudosan	3,000	37,689
Mitsui Mining & Smelting	4,000 [a]	7,887
Mitsui OSK Lines	4,000	22,808
Mitsui Sumitomo Insurance Group Holdings	1,100	29,908
Mizuho Financial Group	28,800	60,302
Murata Manufacturing	700	28,246
Namco Bandai Holdings	700	6,965
NEC	6,000 [a]	19,881
NGK Insulators	1,000	15,195
NGK Spark Plug	1,000	9,636
Nidec	300	16,496
Nikon	1,000	13,203
Nintendo	300	80,226
Nippon Building Fund	2	16,242

The Fund 19

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
Japan (continued)
Nippon Electric Glass	1,000	8,030
Nippon Express	3,000	10,703
Nippon Meat Packers	1,000	10,296
Nippon Mining Holdings	2,500	11,384
Nippon Oil	5,000	26,071
Nippon Paper Group	400	11,384
Nippon Sheet Glass	1,000	2,815
Nippon Steel	15,000	50,313
Nippon Telegraph & Telephone	1,700	63,587
Nippon Yusen	3,000	12,258
Nipponkoa Insurance	2,000	10,855
Nishi-Nippon City Bank	2,000	4,005
Nissan Motor	6,800	35,249
Nisshin Steel	3,000	5,794
Nissin Foods Holdings	400	10,855
Nitori	50	2,821
Nitto Denko	500	11,613
Nomura Holdings	7,300	43,703
Nomura Real Estate Office Fund	2	10,347
Nomura Research Institute	300	5,318
NSK	1,000	4,442
NTN	3,000	9,941
NTT Data	5	13,122
NTT DoCoMo	48	66,839
Obayashi	2,000	9,839
Odakyu Electric Railway	2,000	16,364
OJI Paper	2,000	8,599
Olympus	1,000	16,273
Omron	800	11,912
Ono Pharmaceutical	300	12,746
Oriental Land	200	12,624
ORIX	330	15,463
Osaka Gas	6,000	19,088
Panasonic	6,000	87,208
Panasonic Electric Works	1,000	8,111
Promise	550	7,256

Common Stocks (continued)	Shares	Value ($)
Japan (continued)
Rakuten	28	14,173
Resona Holdings	1,500	20,064
Ricoh	2,000	24,455
Rohm	400	24,516
Sankyo	200	10,123
Santen Pharmaceutical	100	2,831
Sanyo Electric	7,000 [a]	11,526
Sapporo Hokuyo Holdings	2,800 [a]	8,083
SBI Holdings	86	10,236
Secom	600	22,199
Sega Sammy Holdings	600	5,415
Seiko Epson	500	7,023
Sekisui Chemical	1,000	5,265
Sekisui House	1,000	8,609
Seven & I Holdings	2,500	56,538
Seven Bank	1	2,358
Sharp	3,000	31,285
Shikoku Electric Power	600	16,496
Shimamura	100	6,932
Shimano	100	2,937
Shimizu	2,000	9,595
Shin-Etsu Chemical	1,200	58,058
Shinsei Bank	4,000 [a]	5,245
Shionogi & Co.	1,000	17,228
Shiseido	1,000	17,594
Shizuoka Bank	2,000	17,970
Showa Denko	8,000	12,034
Showa Shell Sekiyu	900	7,895
SMC	200	19,515
Softbank	2,200	34,660
Sojitz	7,600	11,742
Sompo Japan Insurance	2,000	11,953
Sony	3,100	79,717
Sony Financial Holdings	4	12,563
Stanley Electric	500	7,064
SUMCO	400	5,838

The Fund 21

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
Japan (continued)
Sumitomo	3,300	28,611
Sumitomo Chemical	6,000	23,479
Sumitomo Electric Industries	2,200	21,333
Sumitomo Heavy Industries	1,000	4,147
Sumitomo Metal Industries	12,000	28,053
Sumitomo Metal Mining	2,000	22,361
Sumitomo Mitsui Financial Group	2,000	69,116
Sumitomo Realty & Development	1,000	11,943
Sumitomo Rubber Industries	600	4,129
Sumitomo Trust & Banking	4,000	16,629
Suruga Bank	1,000	8,507
Suzuken	200	4,940
Suzuki Motor	1,100	20,595
T & D Holdings	800	23,743
Taiheiyo Cement	3,000	5,275
Taisei	3,000	6,525
Taiyo Nippon Sanso	1,000	6,962
Takashimaya	1,000	6,231
Takeda Pharmaceutical	2,500	88,936
Takefuji	1,330	7,124
TDK	400	18,092
Teijin	3,000	7,684
Terumo	500	18,905
THK	200	2,759
Tobu Railway	3,000	15,704
Toho	200	2,651
Toho Gas	1,000	4,269
Tohoku Electric Power	1,300	27,154
Tokio Marine Holdings	2,100	55,390
Tokuyama	1,000	5,936
Tokyo Electric Power	3,700	86,873
Tokyo Electron	500	22,768
Tokyo Gas	7,000	26,610
Tokyo Tatemono	2,000	6,769
Tokyu	4,000	17,076
Tokyu Land	3,000	10,002

Common Stocks (continued)	Shares	Value ($)
Japan (continued)
TonenGeneral Sekiyu	1,000	9,524
Toppan Printing	2,000	15,084
Toray Industries	5,000	22,056
Toshiba	10,000	34,152
Tosoh	2,000	4,594
TOTO	1,000	4,970
Toyo Seikan Kaisha	800	13,230
Toyota Industries	500	13,290
Toyota Motor	8,500	332,622
Toyota Tsusho	900	10,556
Trend Micro	500	15,170
Tsumura & Co.	100	2,744
Ube Industries	5,000	9,402
UNICHARM	200	13,966
UNY	1,000	7,288
Ushio	200	2,596
West Japan Railway	7	21,487
Yahoo! Japan	63	15,759
Yakult Honsha	300	5,147
Yamada Denki	370	17,074
Yamaha	600	6,843
Yamaha Motor	600	6,324
Yamato Holdings	1,000	11,140
Yokogawa Electric	400	2,049
		5,562,157
Luxembourg—.1%
ArcelorMittal	2,685	63,124
Millicom International Cellular	197	9,613
SES	766	13,823
Tenaris	1,513	19,113
		105,673
Netherlands—.7%
Aegon	4,484	22,820
Akzo Nobel	760	31,969
ASML Holding	1,382	28,130
Corio	58	2,572

The Fund 23

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
Netherlands (continued)
European Aeronautic Defence and Space	875	12,625
Fugro	261	9,339
Heineken	785	23,380
Heineken Holding	149	3,525
ING Groep	6,332	58,355
Koninklijke Ahold	3,820	42,091
Koninklijke DSM	186	5,757
KONINKLIJKE KPN	5,376	64,688
Koninklijke Philips Electronics	3,240	58,508
Qiagen	506 [a]	8,374
Reed Elsevier	2,011	22,152
SBM Offshore	626	10,092
STMicroelectronics	1,995	13,187
TNT	1,245	22,976
Unilever	5,071	100,431
Wolters Kluwer	874	14,425
		555,396
New Zealand—.0%
Auckland International Airport	7,010	6,618
Contact Energy	1,211	3,926
Fletcher Building	2,057	7,838
Sky City Entertainment Group	1,940	3,023
Telecom Corp of New Zealand	7,790	12,493
		33,898
Norway—.2%
Aker Solutions	890	5,431
DNB NOR	3,002	18,688
Frontline	220	4,406
Norsk Hydro	2,838	12,510
Orkla	2,477	17,900
Renewable Energy	600 [a]	5,493
SeaDrill	1,146	12,386
StatoilHydro	3,978	74,375
Telenor	2,532	15,778
Yara International	795	21,453
		188,420

Common Stocks (continued)	Shares	Value ($)
Panama—.0%
McDermott International	583 [a]	9,410
Portugal—.1%
Banco Comercial Portugues, Cl. R	9,446	8,805
Banco Espirito Santo	2,095	10,292
Brisa	1,623	11,083
Cimpor-Cimentos de Portugal	565	3,383
Energias de Portugal	5,666	20,701
Galp Energia, Cl. B	689	9,201
Jeronimo Martins	925	5,205
Portugal Telecom	2,559	19,612
Zon Multimedia Servicos de Telecomunicacoes	933	5,112
		93,394
Singapore—.4%
Ascendas Real Estate Investment Trust	6,400 [a]	5,806
CapitaLand	10,500	19,618
CapitaMall Trust	7,000 [a]	5,923
City Developments	2,000	8,773
ComfortDelgro	10,000	9,613
Cosco Singapore	4,000	2,762
DBS Group Holdings	5,500	35,371
Flextronics International	2,523 [a]	9,789
Fraser and Neave	4,000	7,095
Genting International	12,000 [a]	4,955
Golden Agri-Resources	16,640	4,168
Keppel	5,000	20,241
Noble Group	5,000	4,400
Oversea-Chinese Banking	7,000	27,864
SembCorp Industries	6,000	11,089
SembCorp Marine	3,000	4,285
Singapore Airlines	1,866	13,516
Singapore Exchange	2,000	8,489
Singapore Press Holdings	7,000	13,742
Singapore Technologies Engineering	6,000	10,439
Singapore Telecommunications	24,000	41,592
United Overseas Bank	4,000	31,140
UOL Group	2,000	3,006

The Fund 25

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
Singapore (continued)
Wilmar International	3,000	7,271
		310,947
Spain—1.2%
Abertis Infraestructuras	859	15,434
Acciona	39	3,997
ACS Actividades de Construccion y Servicios	591	29,612
Banco Bilbao Vizcaya Argentaria	11,333	122,353
Banco de Sabadell	2,942	16,961
Banco de Valencia	276	2,521
Banco de Valencia (Rights)	276 [a]	48
Banco Popular Espanol	2,532	20,783
Banco Santander	25,466	240,777
Bankinter	353	4,200
Criteria Caixacorp	1,132	4,265
EDP Renovaveis	825	6,757
Enagas	243	4,254
Gamesa Corp Tecnologica	246	4,622
Gas Natural SDG	298	4,756
Grifols	170	2,990
Iberdrola	11,079	87,676
Iberdrola Renovables	1,156 [a]	4,718
Inditex	699	29,874
Indra Sistemas	130	2,578
Red Electrica	347	14,595
Repsol	2,348	44,754
Telefonica	13,183	250,694
Zardoya Otis	170	3,485
		922,704
Sweden—.8%
Alfa Laval	1,567	13,916
Assa Abloy, Cl. B	1,257	14,869
Atlas Copco, Cl. A	1,915	17,791
Atlas Copco, Cl. B	1,601	13,252
Electrolux, Ser. B	1,054 [a]	11,871
Getinge, Cl. B	746	8,715
Hennes & Mauritz, Cl. B	1,563	69,789

Common Stocks (continued)	Shares	Value ($)
Sweden (continued)
Holmen, Cl. B	205	4,545
Husqvarna, Cl. B	1,032 [a]	5,037
Investor, Cl. B	1,279	18,467
Lundin Petroleum	1,191 [a]	7,769
Modern Times Group, Cl. B	280	7,586
Nordea Bank	9,766	72,533
Sandvik	2,901	19,022
Scania, Cl. B	919	9,798
Securitas, Cl. B	1,304	10,812
Skandinaviska Enskilda Banken, Cl. A	6,016 [a]	23,438
Skanska, Cl. B	1,555	16,847
SKF, Cl. B	1,593	17,439
Ssab Svenskt Stal, Ser. A	977	9,286
Ssab Svenskt Stal, Ser. B	264	2,376
Svenska Cellulosa, Cl. B	1,594	15,402
Svenska Handelsbanken, Cl. A	1,363	23,762
Swedbank, Cl. A	1,420 [a]	8,021
Swedish Match	1,040	14,863
Tele2, Cl. B	1,225	11,586
Telefonaktiebolaget LM Ericsson, Cl. B	9,090	78,324
TeliaSonera	6,687	31,548
Volvo, Cl. A	1,573	10,258
Volvo, Cl. B	3,185	20,703
		589,625
Switzerland—2.6%
ABB	6,752 [a]	95,607
Actelion	294 [a]	13,451
Adecco	364	14,384
Aryzta	368 [a]	10,688
Baloise Holding	239	17,530
BKW FMB Energie	68	4,770
Compagnie Financiere Richemont	1,624	29,149
Credit Suisse Group	3,282	125,690
EFG International	239	2,915
Foster Wheeler	443 [a]	9,537
Geberit	121	12,956

The Fund 27

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
Switzerland (continued)
Givaudan	30	19,082
Holcim	599	30,349
Julius Baer Holding	611	20,082
Kuehne & Nagel International	251	18,905
Lindt & Spruengli-PC	4	6,425
Logitech International	802 [a]	10,690
Lonza Group	150	13,831
Nestle	11,873	386,961
Nobel Biocare Holding	556	11,378
Noble	837	22,875
Novartis	7,365	278,746
Pargesa Holding	126	8,001
Roche Holding	2,175	275,412
Schindler Holding	237	12,455
SGS	15	16,804
Sonova Holding	220	14,439
Straumann Holding	36	6,616
Sulzer	127	6,912
Swatch Group	238	6,882
Swatch Group-BR	97	13,482
Swiss Life Holding	163 [a]	12,677
Swiss Reinsurance	1,027	24,285
Swisscom	72	18,782
Syngenta	297	63,499
Synthes	181	18,420
Transocean	1,024 [a]	69,099
Tyco International	1,518	36,067
UBS	8,993 [a]	123,965
Weatherford International	2,167 [a]	36,037
Zurich Financial Services	438	81,065
		2,000,900
United Kingdom—6.2%
3i Group	1,837	8,602
Admiral Group	849	11,346
AMEC	1,492	13,625
Anglo American	3,979	86,450

Common Stocks (continued)	Shares	Value ($)
United Kingdom (continued)
Antofagasta	985	8,480
Associated British Foods	979	10,364
AstraZeneca	4,436	155,816
Autonomy	603 [a]	12,706
Aviva	8,964	40,977
BAE Systems	10,447	55,045
Balfour Beatty	1,187	5,880
Barclays	25,002	101,898
Berkeley Group Holdings	359 [a]	5,162
BG Group	10,293	165,778
BHP Billiton	6,750	142,040
BP	57,789	410,461
British Airways	3,499	7,592
British American Tobacco	5,824	141,556
British Land	2,460	15,504
British Sky Broadcasting Group	3,252	23,198
BT Group	26,129	36,368
Bunzl	1,463	11,859
Burberry Group	1,918	11,438
Cable & Wireless	6,603	14,557
Cadbury	4,658	34,966
Cairn Energy	387 [a]	12,243
Capita Group	1,723	17,380
Carnival	450	12,412
Carphone Warehouse Group	2,411	5,288
Centrica	15,279	51,313
Cobham	5,125	13,310
Compass Group	5,979	28,625
Daily Mail & General Trust, Cl. A	1,664	8,084
Diageo	7,641	91,867
Drax Group	1,671	12,678
Eurasian Natural Resources	793	6,881
Experian	2,938	19,421
Firstgroup	2,308	11,267
Friends Provident	10,440	9,875
G4S	3,474	9,650

The Fund 29

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
United Kingdom (continued)
GlaxoSmithKline	15,997	247,439
Hammerson	3,328	15,379
Hays	8,012	10,622
Home Retail Group	2,492	9,166
HSBC Holdings	52,804	375,724
ICAP	1,300	7,131
IMI	1,811	9,525
Imperial Tobacco Group	3,093	70,835
Intercontinental Hotels Group	1,164	11,081
International Power	4,296	15,583
Invensys	3,542 [a]	10,430
Investec	2,269	10,944
ITV	17,384	8,086
J Sainsbury	2,973	14,480
Johnson Matthey	600	10,684
Kazakhmys	1,077	8,385
Kingfisher	6,491	17,701
Ladbrokes	3,362	11,578
Land Securities Group	2,235	18,378
Legal & General Group	16,375	14,009
Liberty International	1,214	7,087
Lloyds Banking Group	28,366	46,321
Logica	6,425	7,280
London Stock Exchange Group	865	9,569
Lonmin	314	6,601
Man Group	4,533	16,741
Marks & Spencer Group	4,543	22,634
Meggitt	2,864	7,590
National Grid	7,304	61,066
Next	550	13,179
Old Mutual	14,007	14,040
Pearson	2,384	24,852
Prudential	8,391	48,478
Reckitt Benckiser Group	1,820	71,794
Reed Elsevier	3,547	26,377
Rexam	1,726	8,011
Rio Tinto	3,040	124,557

Common Stocks (continued)	Shares	Value ($)
United Kingdom (continued)
Rolls-Royce Group	5,522 [a]	27,547
Royal Bank of Scotland Group	49,411 [a]	30,095
Royal Dutch Shell, Cl. A	10,913	253,266
Royal Dutch Shell, Cl. B	8,278	190,175
RSA Insurance Group	9,198	17,703
SABMiller	2,720	45,715
Sage Group	3,713	10,121
Schroders	705	8,603
Scottish & Southern Energy	3,088	50,553
Segro	25,103	8,797
Serco Group	2,152	11,618
Severn Trent	670	10,324
Shire	1,805	22,583
Smith & Nephew	2,434	17,233
Smiths Group	929	9,988
Stagecoach Group	2,979	5,699
Standard Chartered	5,707	87,909
Standard Life	6,001	16,714
Tate & Lyle	2,042	8,307
Tesco	24,020	119,449
Thomas Cook Group	1,084	4,179
Thomson Reuters	504	13,054
Tomkins	5,034	12,828
Tui Travel	1,371	5,101
Tullow Oil	2,361	27,922
Unilever	3,910	76,438
United Business Media	1,310	8,903
United Utilities Group	1,926	14,478
Vedanta Resources	758	11,895
Vodafone Group	161,455	297,056
Whitbread	780	10,840
Willis Group Holdings	567	15,598
WM Morrison Supermarkets	8,176	29,756
Wolseley	1,014 [a]	18,199
WPP	3,187	21,834
Xstrata	5,670	49,922
		4,825,701

The Fund 31

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
United States—32.3%
3M	2,161	124,474
Abbott Laboratories	4,980	208,413
Abercrombie & Fitch, Cl. A	270	7,306
Activision Blizzard	2,069 [a]	22,283
Adobe Systems	1,704 [a]	46,604
Advance Auto Parts	284	12,425
Advanced Micro Devices	2,429 [a]	8,768
AES	2,046 [a]	14,465
Aetna	1,480	32,574
Affiliated Computer Services, Cl. A	319 [a]	15,433
Aflac	1,496	43,219
AGCO	283 [a]	6,877
Agilent Technologies	1,118 [a]	20,414
Air Products & Chemicals	673	44,351
Akamai Technologies	470 [a]	10,349
Alcoa	2,672	24,235
Allegheny Energy	522	13,530
Allegheny Technologies	268	8,771
Allergan	975	45,493
Alliance Data Systems	253 [a]	10,593
Alliant Energy	331	7,401
Allstate	1,634	38,121
Alpha Natural Resources	284 [a]	5,816
Altera	926	15,103
Altria Group	6,767	110,505
Amazon.com	1,133 [a]	91,229
AMB Property	470	8,972
Ameren	658	15,147
American Eagle Outfitters	728	10,789
American Electric Power	1,433	37,803
American Express	3,675	92,684
American International Group	7,552	10,422
American Tower, Cl. A	1,273 [a]	40,430
Ameriprise Financial	769	20,263
AmerisourceBergen	486	16,349
AMETEK	328	10,565

Common Stocks (continued)	Shares	Value ($)
United States (continued)
Amgen	3,401 [a]	164,846
Amphenol, Cl. A	548	18,544
Amylin Pharmaceuticals	549 [a]	6,006
Anadarko Petroleum	1,473	63,427
Analog Devices	911	19,386
Annaly Capital Management	1,720	24,200
AON	779	32,874
Apache	1,074	78,252
Apollo Group, Cl. A	433 [a]	27,257
Apple	2,853 [a]	358,993
Applied Materials	4,306	52,576
Aqua America	387	7,101
Arch Coal	388	5,420
Archer-Daniels-Midland	1,853	45,621
Arrow Electronics	316 [a]	7,186
Associated Banc-Corp	374	5,786
Assurant	367	8,969
AT & T	18,914	484,576
Autodesk	792 [a]	15,792
Automatic Data Processing	1,630	57,376
AutoZone	128 [a]	21,298
AvalonBay Communities	247	14,032
Avery Dennison	285	8,191
Avnet	471 [a]	10,310
Avon Products	1,356	30,863
Baker Hughes	987	35,117
Ball	322	12,146
Bank of America	21,172	189,066
Baxter International	1,990	96,515
BB & T	1,773	41,382
Beckman Coulter	177	9,303
Becton, Dickinson & Co.	780	47,174
Bed Bath & Beyond	825 [a]	25,097
Berkshire Hathaway, Cl. B	35 [a]	107,275
Best Buy	1,125	43,178
Biogen Idec	936 [a]	45,246

The Fund 33

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
United States (continued)
BJ Services	887	12,320
Black & Decker	169	6,811
BMC Software	636 [a]	22,050
Boeing	2,234	89,472
BorgWarner	362	10,480
Boston Properties	376	18,582
Boston Scientific	4,337 [a]	36,474
Bristol-Myers Squibb	6,477	124,358
Broadcom, Cl. A	1,423 [a]	32,999
Brown-Forman, Cl. B	245	11,393
Bunge	386	18,532
Burlington Northern Santa Fe	1,099	74,161
C.H. Robinson Worldwide	538	28,600
C.R. Bard	315	22,563
CA	1,317	22,718
Cablevision Systems (NY Group), Cl. A	716	12,287
Cabot Oil & Gas	323	9,751
Camden Property Trust	161	4,368
Cameron International	773 [a]	19,773
Campbell Soup	761	19,573
Capital One Financial	1,420	23,771
Cardinal Health	1,154	38,994
Carmax	853 [a]	10,884
Carnival	1,403	37,713
Caterpillar	1,936	68,883
CBS, Cl. B	2,100	14,784
Celanese, Ser. A	572	11,920
Celgene	1,471 [a]	62,841
CenterPoint Energy	1,144	12,172
CenturyTel	360	9,774
Cephalon	213 [a]	13,975
CF Industries Holdings	150	10,808
Charles River Laboratories International	266 [a]	7,355
Charles Schwab	3,456	63,867
Chesapeake Energy	1,846	36,385
Chevron	6,521	431,038

Common Stocks (continued)	Shares	Value ($)
United States (continued)
Chubb	1,142	44,481
Church & Dwight	247	13,439
CIGNA	845	16,655
Cimarex Energy	219	5,891
Cincinnati Financial	475	11,376
Cintas	477	12,240
Cisco Systems	18,793 [a]	363,081
Citigroup	19,236	58,670
Citrix Systems	563 [a]	16,062
Cliffs Natural Resources	441	10,169
Clorox	440	24,662
CME Group	213	47,148
Coach	1,101	26,975
Coca-Cola	6,683	287,703
Coca-Cola Enterprises	1,061	18,101
Cognizant Technology Solutions, Cl. A	913 [a]	22,633
Colgate-Palmolive	1,620	95,580
Comcast, Cl. A	6,282	97,120
Comcast, Cl. A (Special)	2,600	38,168
Comerica	438	9,189
Computer Sciences	474 [a]	17,519
ConAgra Foods	1,420	25,134
ConocoPhillips	4,546	186,386
Consol Energy	564	17,642
Consolidated Edison	878	32,600
Constellation Brands, Cl. A	573 [a]	6,641
Constellation Energy Group	553	13,316
Cooper Industries, Cl. A	538	17,641
Corning	4,989	72,939
Costco Wholesale	1,386	67,360
Covance	183 [a]	7,188
Coventry Health Care	385 [a]	6,125
Crown Castle International	870 [a]	21,332
CSX	1,266	37,461
Cummins	597	20,298
CVS Caremark	4,610	146,506

The Fund 35

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
United States (continued)
D.R. Horton	872	11,380
Danaher	821	47,979
Darden Restaurants	465	17,191
DaVita	322 [a]	14,931
Dean Foods	481 [a]	9,957
Deere & Co.	1,371	56,567
Dell	5,657 [a]	65,734
Delta Air Lines	279 [a]	1,721
Denbury Resources	685 [a]	11,152
Dentsply International	496	14,196
Devon Energy	1,346	69,790
DeVry	208	8,852
Diamond Offshore Drilling	231	16,727
DIRECTV Group	1,685 [a]	41,670
Discover Financial Services	2,218	18,032
Discovery Communications, Cl. A	326 [a]	6,191
Discovery Communications, Cl. C	548 [a]	9,601
DISH Network, Cl. A	650 [a]	8,613
Dollar Tree	278 [a]	11,771
Dominion Resources	1,866	56,279
Dover	580	17,852
Dow Chemical	2,965	47,440
Dr. Pepper Snapple Group	898 [a]	18,598
DST Systems	83 [a]	3,002
DTE Energy	506	14,962
Duke Energy	4,061	56,082
Duke Realty	690	6,741
Dun & Bradstreet	167	13,594
Dynergy, Cl. A	1,462 [a]	2,602
E.I. du Pont de Nemours & Co.	2,896	80,798
Eastman Chemical	287	11,388
Eastman Kodak	805	2,455
Eaton	530	23,214
eBay	3,484 [a]	57,381
Ecolab	757	29,182
Edison International	993	28,310

Common Stocks (continued)	Shares	Value ($)
United States (continued)
El Paso	2,169	14,966
Electronic Arts	1,018 [a]	20,716
Eli Lilly & Co.	3,359	110,578
Embarq	443	16,196
EMC	6,550 [a]	82,072
Emerson Electric	2,462	83,806
Energen	211	7,621
Energizer Holdings	160 [a]	9,168
ENSCO International	504	14,253
Entergy	608	39,380
EOG Resources	801	50,847
EQT	384	12,914
Equifax	387	11,285
Equity Residential	922	21,105
Estee Lauder, Cl. A	333	9,957
Exelon	2,112	97,427
Expedia	414 [a]	5,635
Expeditors International Washington	665	23,082
Express Scripts	675 [a]	43,180
Exxon Mobil	16,326	1,088,454
Family Dollar Stores	460	15,267
Fastenal	446	17,109
Federal Realty Investment Trust	205	11,316
FedEx	949	53,106
Fidelity National Financial, Cl. A	622	11,277
Fidelity National Information Services	582	10,389
Fifth Third Bancorp	1,592	6,527
First American	244	6,852
First Solar	140 [a]	26,221
FirstEnergy	978	40,000
Fiserv	542 [a]	20,227
FLIR Systems	490 [a]	10,868
Flowserve	168	11,407
Fluor	576	21,813
FMC Technologies	373 [a]	12,768
Ford Motor	6,468 [a]	38,679

The Fund 37

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
United States (continued)
Forest Laboratories	1,049 [a]	22,753
Forest Oil	403 [a]	6,448
Fortune Brands	464	18,240
FPL Group	1,246	67,022
Franklin Resources	620	37,498
Freeport-McMoRan Copper & Gold	1,212	51,692
FTI Consulting	188 [a]	10,317
GameStop, Cl. A	482 [a]	14,537
Gannett	1,090	4,262
Gap	1,728	26,853
General Dynamics	1,064	54,977
General Electric	33,772	427,216
General Mills	1,072	54,340
General Motors	2,189	4,203
Genuine Parts	497	16,878
Genzyme	868 [a]	46,290
Gilead Sciences	2,922 [a]	133,828
Goldman Sachs Group	1,531	196,734
Goodrich	383	16,959
Goodyear Tire & Rubber	702 [a]	7,715
Google, Cl. A	769 [a]	304,501
H & R Block	1,058	16,018
H.J. Heinz	1,009	34,730
Halliburton	2,869	58,011
Hansen Natural	255 [a]	10,394
Harley-Davidson	826	18,304
Harris	480	14,678
Harsco	220	6,061
Hartford Financial Services Group	1,035	11,871
Hasbro	445	11,864
HCP	786	17,253
Health Care REIT	360	12,265
Health Net	417 [a]	6,021
Helmerich & Payne	329	10,140
Henry Schein	268 [a]	10,999
Hershey	493	17,817

Common Stocks (continued)	Shares	Value ($)
United States (continued)
Hess	942	51,612
Hewlett-Packard	7,861	282,839
Hologic	762 [a]	11,323
Home Depot	5,451	143,470
Honeywell International	2,215	69,130
Hormel Foods	254	7,948
Hospira	496 [a]	16,304
Host Hotels & Resorts	1,716	13,196
Hudson City Bancorp	1,465	18,400
Humana	521 [a]	14,994
Huntington Bancshares	1,745	4,869
Illinois Tool Works	1,313	43,066
Illumina	383 [a]	14,305
IMS Health	707	8,880
Integrys Energy	283	7,474
Intel	17,852	281,705
IntercontinentalExchange	238 [a]	20,849
International Business Machines	4,312	445,042
International Flavors & Fragrances	179	5,585
International Game Technology	890	10,992
International Paper	1,505	19,053
Interpublic Group of Cos.	1,478 [a]	9,252
Intuit	974 [a]	22,529
Intuitive Surgical	138 [a]	19,835
Iron Mountain	595 [a]	16,952
ITT	547	22,432
ITT Educational Services	130 [a]	13,100
J.C. Penney	740	22,711
J.M. Smucker	366	14,420
Jacobs Engineering Group	382 [a]	14,531
Johnson & Johnson	8,905	466,266
Johnson Controls	2,020	38,400
Joy Global	297	7,574
JPMorgan Chase & Co.	12,149	400,917
Juniper Networks	1,680 [a]	36,372
KBR	478	7,466

The Fund 39

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
United States (continued)
Kellogg	858	36,130
KeyCorp	1,737	10,683
Kimberly-Clark	1,328	65,258
Kimco Realty	807	9,700
Kinder Morgan Management	269 [a]	10,971
KLA-Tencor	520	14,425
Kohl’s	929 [a]	42,130
Kraft Foods, Cl. A	4,823	112,858
Kroger	1,989	43,002
L-3 Communications Holdings	379	28,861
Laboratory Corp. of America Holdings	339 [a]	21,747
Lam Research	391 [a]	10,901
Las Vegas Sands	551 [a]	4,309
Legg Mason	690	13,848
Leggett & Platt	437	6,275
Leucadia National	649 [a]	13,778
Level 3 Communications	4,932 [a]	5,524
Lexmark International, Cl. A	239 [a]	4,689
Liberty Global, Cl. A	398 [a]	6,563
Liberty Global, Ser. C	438 [a]	7,166
Liberty Media-Entertainment, Ser. A	1,583 [a]	38,546
Liberty Media-Interactive, Cl. A	1,739 [a]	9,217
Liberty Property Trust	304	7,399
Life Technologies	596 [a]	22,231
Limited Brands	901	10,289
Lincoln National	872	9,801
Linear Technology	691	15,050
Lockheed Martin	1,093	85,833
Loews	1,050	26,135
Lorillard	539	34,027
Lowe’s Cos.	4,704	101,136
LSI	2,525 [a]	9,696
M & T Bank	219	11,487
Macerich	349	6,118
Macy’s	1,476	20,192
Manpower	243	10,471

Common Stocks (continued)	Shares	Value ($)
United States (continued)
Marathon Oil	2,265	67,271
Marriott International, Cl. A	883	20,803
Marsh & McLennan Cos.	1,650	34,799
Marshall & Ilsley	712	4,115
Martin Marietta Materials	146	12,268
Masco	1,298	11,500
MasterCard, Cl. A	284	52,100
Mattel	1,112	16,636
McAfee	476 [a]	17,869
McCormick & Co.	407	11,986
McDonald’s	3,577	190,618
McGraw-Hill Cos.	999	30,120
McKesson	871	32,227
MDU Resources Group	545	9,576
MeadWestvaco	529	8,284
Medco Health Solutions	1,598 [a]	69,593
Medtronic	3,704	118,528
MEMC Electronic Materials	693 [a]	11,227
Merck & Co.	6,786	164,493
MetLife	2,547	75,773
Metropcs Communications	763 [a]	13,040
MGM MIRAGE	590 [a]	4,944
Microchip Technology	563	12,949
Micron Technology	2,340 [a]	11,419
Microsoft	25,696	520,601
Millipore	160 [a]	9,456
Mirant	566 [a]	7,205
Mohawk Industries	180 [a]	8,516
Molson Coors Brewing, Cl. B	519	19,852
Monsanto	1,759	149,322
Moody’s	732	21,609
Morgan Stanley	3,275	77,421
Mosaic	499	20,185
Motorola	7,274	40,225
Murphy Oil	576	27,481
Mylan	1,008 [a]	13,356

The Fund 41

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
United States (continued)
Nasdaq OMX Group	679 [a]	13,057
National Oilwell Varco	1,339 [a]	40,545
National Semiconductor	610	7,546
NetApp	1,020 [a]	18,666
New York Community Bancorp	1,005	11,367
Newell Rubbermaid	798	8,339
Newfield Exploration	405 [a]	12,628
Newmont Mining	1,518	61,084
News, Cl. A	5,826	48,123
News, Cl. B	1,382	12,604
NII Holdings	483 [a]	7,805
NIKE, Cl. B	1,186	62,229
NiSource	808	8,880
Noble Energy	554	31,440
Nordstrom	493	11,157
Norfolk Southern	1,188	42,388
Northeast Utilities	505	10,615
Northern Trust	752	40,879
Northrop Grumman	997	48,205
NRG Energy	685 [a]	12,316
NSTAR	347	10,899
Nucor	1,008	41,016
NVIDIA	1,653 [a]	18,976
NYSE Euronext	690	15,987
O’Reilly Automotive	427 [a]	16,589
Occidental Petroleum	2,599	146,298
Old Republic International	682	6,390
Omnicare	381	9,796
Omnicom Group	989	31,124
ONEOK	309	8,087
Oracle	13,235	255,965
Owens-Illinois	521 [a]	12,707
Paccar	1,106	39,197
Pactiv	393 [a]	8,591
Pall	361	9,534
Parker Hannifin	543	24,625

Common Stocks (continued)	Shares	Value ($)
United States (continued)
Patterson Cos.	362 [a]	7,407
Patterson-UTI Energy	651	8,274
Paychex	1,042	28,144
Peabody Energy	847	22,352
Pentair	248	6,607
People’s United Financial	1,088	16,995
Pepco Holdings	758	9,058
Pepsi Bottling Group	474	14,822
PepsiCo	4,985	248,054
Perrigo	293	7,595
PetroHawk Energy	867 [a]	20,461
PetSmart	340	7,779
Pfizer	21,642	289,137
PG & E	1,159	43,022
Pharmaceutical Product Development	412	8,079
Philip Morris International	6,493	235,047
Pinnacle West Capital	302	8,269
Pioneer Natural Resources	370	8,554
Pitney Bowes	642	15,755
Plains Exploration & Production	294 [a]	5,548
Plum Creek Timber	519	17,916
PNC Financial Services Group	1,374	54,548
Polo Ralph Lauren	156	8,399
PPG Industries	521	22,950
PPL	1,202	35,952
Praxair	990	73,864
Precision Castparts	443	33,163
Priceline.com	134 [a]	13,010
Pride International	603 [a]	13,688
Principal Financial Group	929	15,180
Procter & Gamble	9,459	467,653
Progress Energy	940	32,073
Progressive	2,042 [a]	31,202
ProLogis	793	7,224
Prudential Financial	1,354	39,104
Public Service Enterprise Group	1,624	48,460

The Fund 43

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
United States (continued)
Public Storage	408	27,279
Pulte Homes	853	9,818
QUALCOMM	5,313	224,846
Quanta Services	644 [a]	14,638
Quest Diagnostics	529	27,154
Questar	541	16,079
Qwest Communications International	4,857	18,894
R.R. Donnelley & Sons	602	7,013
Ralcorp Holdings	208 [a]	11,889
Range Resources	493	19,705
Raytheon	1,329	60,111
Regency Centers	206	7,715
Regions Financial	2,584	11,602
Reliant Energy	1,059 [a]	5,253
Republic Services	1,136	23,856
Reynolds American	561	21,307
Robert Half International	433	10,401
Rockwell Automation	489	15,448
Rockwell Collins	493	18,907
Roper Industries	313	14,270
Ross Stores	409	15,517
Rowan	475	7,415
Royal Caribbean Cruises	627	9,235
Safeway	1,364	26,939
SAIC	682 [a]	12,344
Salesforce.com	356 [a]	15,240
SanDisk	707 [a]	11,114
SandRidge Energy	434 [a]	3,541
Sara Lee	2,210	18,387
SCANA	392	11,846
Schering-Plough	5,326	122,605
Schlumberger	3,839	188,073
Scripps Networks Interactive, Cl. A	276	7,573
Sealed Air	427	8,139
Sears Holdings	234 [a]	14,618
SEI Investments	337	4,728

Common Stocks (continued)	Shares	Value ($)
United States (continued)
Sempra Energy	743	34,193
Sherwin-Williams	310	17,558
Sigma-Aldrich	390	17,098
Simon Property Group	810	41,796
SLM	1,647 [a]	7,955
Smith International	682	17,630
Southern	2,486	71,796
Southwest Airlines	599	4,181
Southwestern Energy	1,105 [a]	39,625
Spectra Energy	1,944	28,188
Sprint Nextel	8,929 [a]	38,930
SPX	210	9,696
St. Jude Medical	1,105 [a]	37,040
Stanley Works	191	7,264
Staples	2,282	47,055
Starbucks	2,333 [a]	33,735
Starwood Hotels & Resorts Worldwide	555	11,577
State Street	1,536	52,424
Stericycle	265 [a]	12,476
Stryker	907	35,110
Sun Microsystems	2,212 [a]	20,262
Sunoco	433	11,479
SunPower, Cl. A	123 [a]	3,368
SunPower, Cl. B	252 [a]	6,391
SunTrust Banks	1,044	15,075
SUPERVALU	663	10,840
Symantec	2,683 [a]	46,282
Synopsys	403 [a]	8,777
SYSCO	1,923	44,864
T. Rowe Price Group	928	35,747
Target	2,295	94,692
TD Ameritrade Holding	1,081 [a]	17,199
Telephone & Data Systems	162	4,645
Teradata	675 [a]	11,286
Terex	283 [a]	3,905
Texas Instruments	4,161	75,148

The Fund 45

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
United States (continued)
Textron	748	8,026
Thermo Fisher Scientific	1,349 [a]	47,323
Tiffany & Co.	363	10,505
Time Warner	3,839	83,805
Time Warner Cable	1,123	36,194
TJX Cos.	1,336	37,368
Toll Brothers	525 [a]	10,637
Torchmark	291	8,535
Total System Services	520	6,484
Travelers Cos.	1,876	77,179
Tyson Foods, Cl. A	784	8,263
U.S. Bancorp	5,631	102,597
UDR	446	4,491
Ultra Petroleum	511 [a]	21,871
Union Pacific	1,625	79,853
United Parcel Service, Cl. B	2,222	116,299
United States Steel	415	11,018
United Technologies	2,899	141,587
UnitedHealth Group	3,877	91,187
Unum Group	1,027	16,781
Urban Outfitters	362 [a]	7,055
Valero Energy	1,656	32,855
Varian Medical Systems	443 [a]	14,783
Ventas	507	14,520
VeriSign	598 [a]	12,307
Verizon Communications	9,117	276,610
Vertex Pharmaceuticals	500 [a]	15,410
VF	279	16,536
Viacom, Cl. B	1,696 [a]	32,631
Virgin Media	1,122	8,662
Visa, Cl. A	1,441	93,607
VMware, Cl. A	204 [a]	5,320
Vornado Realty Trust	469	22,929

Common Stocks (continued)	Shares	Value ($)
United States (continued)
Vulcan Materials	344	16,357
W.R. Berkley	446	10,664
W.W. Grainger	201	16,860
Wal-Mart Stores	7,576	381,830
Walgreen	3,174	99,759
Walt Disney	5,768	126,319
Washington Post, Cl. B	16	6,697
Waste Management	1,575	42,005
Waters	346 [a]	15,283
WellPoint	1,634 [a]	69,870
Wells Fargo & Co.	12,681	253,747
Western Digital	615 [a]	14,465
Western Union	2,297	38,475
Weyerhaeuser	662	23,342
Whirlpool	219	9,890
White Mountains Insurance Group	24	4,591
Whole Foods Market	437	9,059
Williams Cos.	1,837	25,902
Windstream	1,548	12,848
Wisconsin Energy	363	14,505
Wyeth	4,274	181,218
Wynn Resorts	226 [a]	8,866
Xcel Energy	1,427	26,314
Xerox	2,679	16,369
Xilinx	854	17,456
XTO Energy	1,759	60,967
Yahoo!	4,231 [a]	60,461
Yum! Brands	1,485	49,525
Zimmer Holdings	714 [a]	31,409
Zions Bancorporation	507	5,543
		25,249,724
Total Common Stocks
(cost $72,861,360)		48,855,109

The Fund 47

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Preferred Stocks—.1%		Shares	Value ($)
Germany
Fresenius		111	5,737
Henkel & Co.		571	15,479
Porsche Automobil Holding		280	20,084
RWE		164	10,205
Volkswagen		146	9,263
Total Preferred Stocks
(cost $56,426)			60,768
		Principal
Short-Term Investments—16.9%		Amount ($)	Value ($)
U.S. Government Agencies—4.8%
Federal National Mortgage Association
0.09%, 5/29/09		3,740,000 [b]	3,739,738
U.S. Treasury Bills—12.1%
0.08%, 6/4/09		1,500,000	1,499,948
0.16%, 5/14/09		2,260,000	2,259,986
0.25%, 6/18/09		5,705,000 [c]	5,704,641
			9,464,575
Total Short-Term Investments
(cost $13,202,569)			13,204,313
		Face Amount
		Covered by
Options—.8%	Contracts	Contracts ($)	Value ($)
Call Options
Euro Bond,
May 2009 @ 116
(cost $849,110)	75	75,000 [a]	648,968

Other Investment—21.6%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $16,945,000)	16,945,000 [d]	16,945,000

Total Investments (cost $103,914,465)	101.8%	79,714,158
Liabilities, Less Cash and Receivables	(1.8%)	(1,444,984)
Net Assets	100.0%	78,269,174

PC—Participation Certificate
PPS—Price Protected Shares
RSP—Risparmio Shares
a Non-income producing security.
b On September 7, 2008, the Federal Housing Finance Agency (FHFA) placed Federal National Mortgage
Association and Federal Home Loan Mortgage Corporation into conservatorship with FHFA as the conservator.As such, the FHFA will oversee the continuing affairs of these companies.
c All or partially held by a broker as collateral for open financial futures positions.
d Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Short-Term/		Consumer Staples	6.6
Money Market Investment	38.5	Energy	5.7
Financial	11.0	Utilities	4.7
Information Technology	7.6	Materials	3.7
Health Care	6.8	Telecommunication Services	3.0
Industrial	6.8	Options	.8
Consumer Discretionary	6.6		101.8

† Based on net assets.
See notes to financial statements.

The Fund 49

STATEMENT OF FINANCIAL FUTURES

April 30, 2009 (Unaudited)

				Unrealized
		Market Value		Appreciation
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 4/30/2009 ($)
Financial Futures Long
10 Year Long Gilt	113	20,193,821	June 2009	(56,985)
Amsterdam Exchanges Index	24	1,529,060	May 2009	24,965
Australian 10 Year Bond	44	3,600,429	June 2009	(4,913)
CAC 40 10 Euro	98	4,052,924	May 2009	238,834
Euro-Bund 10 Year	32	5,195,664	June 2009	(44,010)
FTSE 100 Index	113	7,044,395	June 2009	571,474
IBEX 35 Index	29	3,418,354	May 2009	74,476
S&P ASX 200 Index	35	2,421,020	June 2009	189,843
S & P/MIB Index	14	1,735,947	June 2009	409,809
S & P/Toronto Stock
Exchange 60 Index	39	3,702,062	June 2009	377,298
Financial Futures Short
Canadian 10 Year Bond	42	(4,378,874)	June 2009	62,638
Dax Index	25	(3,974,058)	June 2009	(436,350)
Japanese 10 Year Bond	15	(20,885,806)	June 2009	264,582
Japanese 10 Year Mini Bond	7	(973,888)	June 2009	7,062
S & P 500 Emini	66	(2,871,000)	June 2009	(215,025)
Topix Index	112	(9,573,817)	June 2009	(1,423,011)
U.S. Treasury 10 Year Notes	20	(2,418,750)	June 2009	45,277
				85,964

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2009 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments:
Unaffiliated issuers	86,969,465	62,769,158
Affiliated issuers	16,945,000	16,945,000
Cash		235,631
Cash denominated in foreign currencies	296,597	305,944
Unrealized appreciation on forward currency
exchange contracts—Note 4		357,512
Receivable for investment securities sold		255,196
Dividends and interest receivable		236,868
Receivable for shares of Common Stock subscribed		7,251
Prepaid expenses		29,984
		81,142,544
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)		166,482
Payable for investment securities purchased		1,168,775
Payable for shares of Common Stock redeemed		711,758
Unrealized depreciation on forward currency
exchange contracts—Note 4		568,219
Payable for futures variation margin—Note 4		206,539
Accrued expenses		51,597
		2,873,370
Net Assets ($)		78,269,174
Composition of Net Assets ($):
Paid-in capital		187,974,475
Accumulated distributions in excess of investment income—net		(31,265)
Accumulated net realized gain (loss) on investments		(85,357,480)
Accumulated net unrealized appreciation (depreciation) on investments, foreign currency transactions and options transactions (including
$85,964 net unrealized appreciation on financial futures)		(24,316,556)
Net Assets ($)		78,269,174

Net Asset Value Per Share
	Class A	Class C	Class I
Net Assets ($)	43,956,196	18,508,830	15,804,148
Shares Outstanding	5,292,354	2,236,675	1,904,985
Net Asset Value Per Share ($)	8.31	8.28	8.30

See notes to financial statements.

The Fund 51

STATEMENT OF OPERATIONS

Six Months Ended April 30, 2009 (Unaudited)

Investment Income ($):
Income:
Cash dividends (net of $51,018 foreign taxes withheld at source):
Unaffiliated issuers	891,401
Affiliated issuers	21,358
Total Income	912,759
Expenses:
Management fee—Note 3(a)	506,596
Shareholder servicing costs—Note 3(c)	183,679
Custodian fees—Note 3(c)	84,609
Distribution fees—Note 3(b)	78,970
Registration fees	27,114
Professional fees	26,483
Prospectus and shareholders’ reports	9,233
Directors’ fees and expenses—Note 3(d)	2,971
Loan commitment fees—Note 2	1,995
Miscellaneous	24,164
Total Expenses	945,814
Less—reduction in fees due to
earnings credits—Note 1(c)	(3,223)
Net Expenses	942,591
Investment (Loss)—Net	(29,832)
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments,
options transactions and foreign currency transactions	(23,774,513)
Net realized gain (loss) on financial futures	9,002,804
Net realized gain (loss) on forward currency exchange contracts	(2,105,429)
Net Realized Gain (Loss)	(16,877,138)
Net unrealized appreciation (depreciation) on investments, foreign currency transactions and options transactions [including
($2,066,468) net unrealized (depreciation) on financial futures]	16,578,678
Net Realized and Unrealized Gain (Loss) on Investments	(298,460)
Net (Decrease) in Net Assets Resulting from Operations	(328,292)

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	April 30, 2009	Year Ended
	(Unaudited)[a]	October 31, 2008
Operations ($):
Investment income (loss)—net	(29,832)	2,869,862
Net realized gain (loss) on investments	(16,877,138)	(67,653,001)
Net unrealized appreciation
(depreciation) on investments	16,578,678	(50,198,987)
Net Increase (Decrease) in Net Assets
Resulting from Operations	(328,292)	(114,982,126)
Dividends to Shareholders from ($):
Investment income—net:
Class A Shares	(2,642,752)	(4,956,583)
Class C Shares	(673,036)	(1,154,809)
Class I Shares	(827,785)	(1,322,029)
Class T Shares	—	(61,142)
Net realized gain on investments:
Class A Shares	—	(3,164,732)
Class C Shares	—	(996,907)
Class I Shares	—	(743,147)
Class T Shares	—	(43,650)
Total Dividends	(4,143,573)	(12,442,999)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A Shares	2,807,530	42,670,237
Class C Shares	391,707	9,555,407
Class I Shares	2,426,500	7,557,864
Class T Shares	—	358,239
Dividends reinvested:
Class A Shares	2,345,416	7,059,564
Class C Shares	391,057	1,084,715
Class I Shares	454,669	1,295,526
Class T Shares	—	104,679
Cost of shares redeemed:
Class A Shares	(32,214,182)	(194,329,875)
Class C Shares	(8,270,790)	(42,873,923)
Class I Shares	(7,508,506)	(28,968,411)
Class T Shares	(122,959)	(3,225,890)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	(39,299,558)	(199,711,868)
Total Increase (Decrease) in Net Assets	(43,771,423)	(327,136,993)
Net Assets ($):
Beginning of Period	122,040,597	449,177,590
End of Period	78,269,174	122,040,597
Undistributed (distributions in excess of)
investment income—net	(31,265)	4,142,140

The Fund 53

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended
	April 30, 2009	Year Ended
	(Unaudited)[a]	October 31, 2008
Capital Share Transactions:
Class Ab
Shares sold	347,286	3,345,543
Shares issued for dividends reinvested	284,638	538,898
Shares redeemed	(4,072,266)	(16,084,298)
Net Increase (Decrease) in Shares Outstanding	(3,440,342)	(12,199,857)
Class C
Shares sold	48,474	745,966
Shares issued for dividends reinvested	47,549	83,314
Shares redeemed	(1,049,144)	(3,643,679)
Net Increase (Decrease) in Shares Outstanding	(953,121)	(2,814,399)
Class I
Shares sold	301,180	601,651
Shares issued for dividends reinvested	55,313	98,744
Shares redeemed	(930,843)	(2,607,302)
Net Increase (Decrease) in Shares Outstanding	(574,350)	(1,906,907)
Class Tb
Shares sold	—	26,835
Shares issued for dividends reinvested	—	7,997
Shares redeemed	(15,094)	(267,559)
Net Increase (Decrease) in Shares Outstanding	(15,094)	(232,727)

a Effective close of business on February 4, 2009, the fund no longer offers Class T shares.
b On the close of business on February 4, 2009, 13,233 Class T shares representing $107,984 were automatically converted to 13,738 Class A shares.

See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated.All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
	April 30, 2009	Year Ended October 31,
Class A Shares	(Unaudited)	2008	2007	2006[a]
Per Share Data ($):
Net asset value, beginning of period	8.48	14.25	13.23	12.50
Investment Operations:
Investment income—net[b]	.00[c]	.13	.32	.12
Net realized and unrealized
gain (loss) on investments	.19	(5.47)	.93	.61
Total from Investment Operations	.19	(5.34)	1.25	.73
Distributions:
Dividends from investment income—net	(.36)	(.26)	(.07)	—
Dividends from net realized
gain on investments	—	(.17)	(.16)	—
Total Distributions	(.36)	(.43)	(.23)	—
Net asset value, end of period	8.31	8.48	14.25	13.23
Total Return (%)[d]	2.28[e]	(38.52)	9.53	5.84[e]
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.93[f]	1.61	1.52	2.67[f]
Ratio of net expenses
to average net assets	1.93[f,g]	1.61[g]	1.44	1.54[f]
Ratio of net investment income
to average net assets	.03[f]	1.09	2.31	2.09[f]
Portfolio Turnover Rate	11.47[e]	24.53	3.05	—
Net Assets, end of period ($ x 1,000)	43,956	74,083	298,284	47,215

a	From May 2, 2006 (commencement of operations) to October 31, 2006.
b	Based on average shares outstanding at each month end.
c	Amount represents less than $.01 per share.
d	Exclusive of sales charge.
e	Not annualized.
f	Annualized.
g	Expense waivers and/or reimbursements amounted to less than .01%.

See notes to financial statements.

The Fund 55

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
	April 30, 2009	Year Ended October 31,
Class C Shares	(Unaudited)	2008	2007	2006[a]
Per Share Data ($):
Net asset value, beginning of period	8.37	14.10	13.18	12.50
Investment Operations:
Investment income (loss)—net[b]	(.03)	.04	.21	.08
Net realized and unrealized
gain (loss) on investments	.19	(5.40)	.93	.60
Total from Investment Operations	.16	(5.36)	1.14	.68
Distributions:
Dividends from investment income—net	(.25)	(.20)	(.06)	—
Dividends from net realized
gain on investments	—	(.17)	(.16)	—
Total Distributions	(.25)	(.37)	(.22)	—
Net asset value, end of period	8.28	8.37	14.10	13.18
Total Return (%)[c]	1.88[d]	(38.97)	8.80	5.36[d]
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	2.74[e]	2.35	2.28	3.49[e]
Ratio of net expenses
to average net assets	2.73[e]	2.35[f]	2.19	2.29[e]
Ratio of net investment income
(loss) to average net assets	(.74)[e]	.32	1.53	1.33[e]
Portfolio Turnover Rate	11.47[d]	24.53	3.05	—
Net Assets, end of period ($ x 1,000)	18,509	26,706	84,660	3,501

a	From May 2, 2006 (commencement of operations) to October 31, 2006.
b	Based on average shares outstanding at each month end.
c	Exclusive of sales charge.
d	Not annualized.
e	Annualized.
f	Expense waivers and/or reimbursements amounted to less than .01%.

See notes to financial statements.

Six Months Ended
	April 30, 2009	Year Ended October 31,
Class I Shares	(Unaudited)	2008	2007[a]	2006[b]
Per Share Data ($):
Net asset value, beginning of period	8.52	14.30	13.24	12.50
Investment Operations:
Investment income—net[c]	.02	.17	.36	.13
Net realized and unrealized
gain (loss) on investments	.18	(5.48)	.93	.61
Total from Investment Operations	.20	(5.31)	1.29	.74
Distributions:
Dividends from investment income—net	(.42)	(.30)	(.07)	—
Dividends from net realized
gain on investments	—	(.17)	(.16)	—
Total Distributions	(.42)	(.47)	(.23)	—
Net asset value, end of period	8.30	8.52	14.30	13.24
Total Return (%)	2.43[d]	(38.29)	9.86	5.92[d]
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.53[e]	1.26	1.23	2.51[e]
Ratio of net expenses
to average net assets	1.53[e,f]	1.26[f]	1.17	1.27[e]
Ratio of net investment income
to average net assets	.52[e]	1.37	2.58	2.31[e]
Portfolio Turnover Rate	11.47[d]	24.53	3.05	—
Net Assets, end of period ($ x 1,000)	15,804	21,124	62,712	7,705

a	Effective June 1, 2007, Class R shares were redesignated as Class I shares.
b	From May 2, 2006 (commencement of operations) to October 31, 2006.
c	Based on average shares outstanding at each month end.
d	Not annualized.
e	Annualized.
f	Expense waivers and/or reimbursements amounted to less than .01%.

See notes to financial statements.

The Fund 57

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Global Alpha Fund (the “fund”) is a separate diversified series of Advantage Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company that offers eleven series, including the fund. The fund’s investment objective seeks total return by investing in instruments that provide investment exposure to global equity, bond and currency markets, and in fixed-income securities. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. Mellon Capital Management Corporation (“Mellon Capital”), a subsidiary of BNY Mellon, serves as the fund’s sub-investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares.The fund is authorized to issue 300 million shares of $.001 par value Common Stock. The fund currently offers three classes of shares: Class A (100 million shares authorized), Class C (100 million shares authorized) and Class I (100 million shares authorized). Class A shares are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class I shares are sold at net asset value per share only to institutional investors. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

Effective December 3, 2008, investments for new accounts were no longer permitted in Class T of the fund, except that participants in certain group retirement plans were able to open a new account in Class T of the fund, provided that the fund was established as an investment option under the plans before December 3, 2008. On February 4, 2009, the fund issued to each holder of its Class T shares, in exchange for said shares, Class A shares of the fund having an aggregate net asset value equal to the aggregate net asset value of the shareholder’s Class T shares. Subsequent investments in the fund’s Class A shares made by prior holders of the fund’s Class T shares who received Class A shares of the fund in exchange for their Class T shares are subject to the front-end sales load schedule that was in effect for Class T shares at the time of the exchange. Otherwise, all other Class A share attributes will be in effect. Effective close of business on February 4, 2009, the fund no longer offers Class T shares.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent

The Fund 59

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value.When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. For other securities that are fair valued by the Board of Directors, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers.

Investments in debt securities excluding short-term investments (other than U.S.Treasury Bills), financial futures, options and forward currency exchange contracts are valued each business day by an independent pricing service (the “Service”) approved by the Board of Directors. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments are valued as determined by the Service, based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Restricted securities, as well as securities or other assets for which recent market quotations are not readily available,that are not valued by a pricing service approved by the Board of Directors, or are determined by the fund not to reflect accurately fair value, are valued at fair value as determined in good faith under the direction of the Board of Directors. The factors that may be considered when fair valuing a security include fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold and public trading in similar securities of the issuer or comparable issuers. Short-term investments, excluding U.S.Treasury Bills, are carried at amortized cost, which approximates value. Financial futures and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day. Options traded over-the-counter are priced at the mean between the bid and asked price. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. Forward currency exchange contracts are valued at the forward rate.

The fund adopted Statement of Financial Accounting Standards No. 157 “FairValue Measurements” (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s investments relating to FAS 157.These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The Fund 61

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of April 30, 2009 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Quoted	Observable Unobservable
	Prices	Inputs	Inputs	Total
Assets ($)
Investments in
Securities	50,582,744	28,482,446	—	79,065,190
Other Financial
Instruments†	2,915,226	357,512	—	3,272,738
Liabilities ($)
Other Financial
Instruments†	(2,180,294)	(568,219)	—	(2,748,513)

†	Other financial instruments include derivative instruments such as futures, forward currency exchange contracts, swap contracts and options contracts.Amounts shown represent unrealized appreciation (depreciation) at period end.

In April 2009, the Financial Accounting Standards Board (“FASB”) issued FASB Staff Position No. 157-4,“Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly” (“FSP 157-4”). FSP 157-4 provides additional guidance for estimating fair value in accordance with FAS 157, when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate a transaction is not orderly. FSP 157-4 is effective for fiscal years and interim periods ending after June 15, 2009. Management is currently evaluating the impact the adoption of FSP 157-4 will have on the fund’s financial statement disclosures.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on investments are included with net realized and unrealized gain or loss on investments.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

The fund has arrangements with the custodian and cash management bank whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset custody and cash management fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls and delayed settlements, and their prices may be more volatile than those of comparable securities in the U.S.

(d) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” in the Act.

The Fund 63

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(e) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

(f) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended April 30, 2009, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the three-year period ended October 31, 2008 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The fund has an unused capital loss carryover of $67,742,824 available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to October 31, 2008. If not applied, the carryover expires in fiscal 2016.

The tax character of distributions paid to shareholders during the fiscal year ended October 31, 2008 was as follows: ordinary income $11,774,361 and long-term capital gains $668,638. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $145 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of Facility fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of the borrowing. During the period ended April 30, 2009, the fund did not borrow under the Facilities.

NOTE 3—Management Fee, Sub-Investment Advisory Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement (“Agreement”) with Dreyfus, the management fee is computed at the annual rate of 1.10% of the value of the fund’s average daily net assets and is payable monthly.

Pursuant to a Sub-Investment Advisory Agreement between Dreyfus and Mellon Capital, Dreyfus pays Mellon Capital an annual fee of .65% of the value of the fund’s average daily net assets, payable monthly.

During the period ended April 30, 2009, the Distributor retained $1,102 from commissions earned on sales of the fund’s Class A shares and $21,559 from CDSCs on redemptions of the fund’s Class C shares.

(b) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Class C and Class T shares pay the Distributor for distributing their shares at an annual rate of .75% and .25% of the value of their respective average daily net assets. During the period ended April 30, 2009, Class C and Class T shares were charged $78,896 and $74, respectively, pursuant to the Plan.

(c) Under the Shareholder Services Plan, Class A, Class C and Class T shares pay the Distributor at an annual rate of .25% of the value of

The Fund 65

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

their average daily net assets for the provision of certain services.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts.The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended April 30, 2009, Class A, Class C and Class T shares were charged $68,951, $26,299 and $74, respectively, pursuant to the Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended April 30, 2009, the fund was charged $21,920 pursuant to the transfer agency agreement.

The fund compensates The Bank of NewYork Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, under a cash management agreement for performing cash management services related to fund subscriptions and redemptions. During the period ended April 30, 2009, the fund was charged $2,450 pursuant to the cash management agreement.These fees were offset by earnings credits pursuant to the cash management agreement.

The fund also compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. During the period ended April 30, 2009, the fund was charged $84,609 pursuant to the custody agreement.

During the period ended April 30, 2009, the fund was charged $2,394 for services performed by the Chief Compliance Officer.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $71,059, Rule 12b-1 distribution plan fees $11,394, shareholder ser-

vices plan fees $12,972, custodian fees $59,516, chief compliance officer fees $2,793 and transfer agency per account fees $8,748.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, financial futures, options transactions and forward currency exchange contracts during the period ended April 30, 2009, amounted to $6,901,856 and $34,096,558, respectively.

The fund may invest in financial futures contracts in order to gain exposure to or protect against changes in the market. The fund is exposed to market risk as a result of changes in the value of the underlying financial instruments. These investments require initial margin deposits with a broker, which consist of cash or cash equivalents.The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Investments in financial futures require the fund to “mark to market” on a daily basis, which reflects the change in market value of the contracts at the close of each day’s trading. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses. When the contracts are closed, the fund recognizes a realized gain or loss. Contracts open at April 30, 2009, are set forth in the Statement of Financial Futures.

The fund enters into forward currency exchange contracts to gain exposure to foreign currency, hedge its exposure against changes in exchange rates on its foreign portfolio holdings and to settle foreign currency transactions. When executing forward currency exchange contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future.With respect to sales of for-

The Fund 67

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

ward currency exchange contracts, the fund would incur a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward currency exchange contracts, the fund would incur a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract increases between those dates.The fund is also exposed to credit risk associated with counterparty nonperformance on these forward currency exchange contracts which is typically limited to the unrealized gain on each open contract.The following summarizes open forward currency exchange contracts at April 30, 2009:

	Foreign			Unrealized
Forward Currency	Currency			Appreciation
Exchange Contracts	Amounts	Cost ($)	Value ($) (Depreciation) ($)
Purchases:
Australian Dollar,
Expiring
06/17/2009	328,200	235,861	237,729	1,868
Australian Dollar,
Expiring
06/17/2009	820,500	591,203	594,322	3,119
Australian Dollar,
Expiring
06/17/2009	190,274	136,635	137,823	1,188
Swiss Franc,
Expiring
06/17/2009	6,614,648	5,726,373	5,799,850	73,477
Swiss Franc,
Expiring
06/17/2009	322,000	283,688	282,336	(1,352)
British Pound,
Expiring
06/17/2009	2,363,042	3,256,343	3,495,686	239,343
British Pound,
Expiring
06/17/2009	108,000	154,726	159,766	5,040
British Pound,
Expiring
06/17/2009	500,000	739,925	739,658	(267)

	Foreign			Unrealized
Forward Currency	Currency			Appreciation
Exchange Contracts	Amounts	Cost ($)	Value ($) (Depreciation) ($)
Purchases (continued):
Japanese Yen,
Expiring
06/17/2009	174,377,309	1,769,286	1,769,453	167
Japanese Yen,
Expiring
06/17/2009	313,837,414	3,217,690	3,184,593	(33,097)
Japanese Yen,
Expiring
06/17/2009	9,320,500	98,354	94,578	(3,776)
Japanese Yen,
Expiring
06/17/2009	27,961,500	295,651	283,733	(11,918)
Japanese Yen,
Expiring
06/17/2009	84,983,000	843,998	862,345	18,347
Japanese Yen,
Expiring
06/17/2009	15,260,800	156,903	154,855	(2,048)
Japanese Yen,
Expiring
06/17/2009	140,504,000	1,435,223	1,425,732	(9,491)
Japanese Yen,
Expiring
06/17/2009	22,891,200	235,451	232,283	(3,168)
Japanese Yen,
Expiring
06/17/2009	38,152,000	393,044	387,139	(5,905)
Norwegian Krone,
Expiring
06/17/2009	1,431,800	205,587	217,668	12,081
Sales:		Proceeds($)
Canadian Dollar,
Expiring
06/17/2009	3,995,260	3,123,273	3,348,862	(225,589)
Canadian Dollar,
Expiring
06/17/2009	250,000	201,803	209,552	(7,749)
Canadian Dollar,
Expiring
06/17/2009	573,600	473,396	480,796	(7,400)
Canadian Dollar,
Expiring
06/17/2009	382,400	315,904	320,531	(4,627)

The Fund 69

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

	Foreign			Unrealized
Forward Currency	Currency			Appreciation
Exchange Contracts	Amounts	Proceeds ($)	Value ($) (Depreciation) ($)
Sales (continued):
Canadian Dollar,
Expiring
06/17/2009	956,000	790,060	801,328	(11,268)
Euro, Expiring
06/17/2009	747,720	975,872	989,110	(13,238)
Euro, Expiring
06/17/2009	364,200	475,008	481,777	(6,769)
Euro, Expiring
06/17/2009	370,800	479,207	490,507	(11,300)
Euro, Expiring
06/17/2009	370,800	478,685	490,507	(11,822)
Euro, Expiring
06/17/2009	278,100	359,020	367,880	(8,860)
Euro, Expiring
06/17/2009	834,300	1,077,061	1,103,641	(26,580)
Euro, Expiring
06/17/2009	358,200	474,770	473,840	930
Euro, Expiring
06/17/2009	597,000	790,446	789,733	713
Euro, Expiring
06/17/2009	243,320	320,769	321,872	(1,103)
Euro, Expiring
06/17/2009	238,800	316,341	315,893	448
Euro, Expiring
06/17/2009	862,680	1,137,271	1,141,184	(3,913)
New Zealand Dollar,
Expiring
06/17/2009	2,567,572	1,291,181	1,448,160	(156,979)
Swedish Krona,
Expiring
06/17/2009	786,214	98,524	97,733	791
Total				(210,707)

At April 30, 2009, accumulated net unrealized depreciation on investments was $24,200,307, consisting of $1,286,002 gross unrealized appreciation and $25,486,309 gross unrealized depreciation.

At April 30, 2009, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

The FASB released Statement of Financial Accounting Standards No. 161 “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agree-ments.The application of FAS 161 is required for fiscal years and interim periods beginning after November 15, 2008. At this time, management is evaluating the implications of FAS 161 and its impact on the financial statements and the accompanying notes has not yet been determined.

The Fund 71

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Directors held on March 3, 2009, the Board unanimously approved the continuation of the fund’s Management Agreement with Dreyfus, pursuant to which Dreyfus provides the fund with investment management services, and the Sub-Investment Advisory Agreement between Dreyfus and Mellon Capital Management Corporation (the “Sub-Adviser”) (together, the “Agreements”), pursuant to which the Sub-Adviser provides day-today management of the fund’s portfolio, for a one-year term ending March 30, 2010. The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of Dreyfus. In approving the continuance of the Management Agreement, the Board considered all factors that they believed to be relevant, including, among other things, the factors discussed below.

Analysis of Nature, Extent and Quality of Services Provided to the Fund. The Board members received a presentation from representatives of Dreyfus regarding services provided to the fund and other funds in the Dreyfus fund complex, and discussed the nature, extent and quality of the services provided to the fund pursuant to its Management Agreement, and by the Sub-Adviser. Dreyfus’ representatives reviewed the fund’s distribution of accounts and the relationships Dreyfus has with various intermediaries and the different needs of each. Dreyfus’ representatives noted the various distribution channels for the fund as well as the diverse methods of distribution among other funds in the Dreyfus fund complex, and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each distribution channel, including those of the fund. Dreyfus also provided the number of accounts investing in the fund, as well as the fund’s asset size.

The Board members also considered Dreyfus’ and the Sub-Adviser’s research and portfolio management capabilities and Dreyfus’ oversight of day-to-day fund operations, including fund accounting, administration, and assistance in meeting legal and regulatory requirements.The

Board members also considered Dreyfus’ extensive administrative, accounting and compliance infrastructure, as well as Dreyfus’ supervisory activities over the Sub-Adviser. The Board also considered the Sub-Adviser’s brokerage policies and practices, the standards applied in seeking best execution and Dreyfus’ and the Sub-Adviser’s policies and practices regarding soft dollars.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board members reviewed the fund’s performance and comparisons to a group of retail front-end load global flexible portfolio funds (the “Performance Group”) and to a larger universe of funds, consisting of all retail and institutional global flexible portfolio funds (the “Performance Universe”) selected and provided by Lipper, Inc., an independent provider of investment company data.The Board was provided with a description of the methodology Lipper used to select the Performance Group and Performance Universe, as well as the Expense Group and Expense Universe (discussed below). The Board members discussed the results of the comparisons and noted the fund’s average annual total return ranked in the second quartile of its Performance Group and the third quartile of its Performance Universe for the one-year period ended December 31, 2008. Dreyfus also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index.

The Board members also discussed the fund’s contractual and actual management fee and expense ratio and reviewed the range of management fees and expense ratios as compared to a comparable group of funds (the “Expense Group”) and a broader group of funds (the “Expense Universe”), each selected and provided by Lipper.The fund’s management fee and expense ratio were equal to the Expense Group medians, and the fund’s actual management fee and expense ratio were higher than the medians of the Expense Universe.

Representatives of Dreyfus reviewed with the Board members the fees paid to Dreyfus, the Sub-Adviser or their affiliates by mutual funds and/or separate accounts with similar investment objectives, policies and

The Fund 73

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

strategies as the fund (the “Similar Accounts”), and explained the nature of the Similar Accounts and the differences, from Dreyfus’ and the Sub-Adviser’s perspective, as applicable, in providing services to the Similar Accounts as compared to the fund.Dreyfus’representatives also reviewed the costs associated with distribution through intermediaries.The Board analyzed differences in fees paid to Dreyfus and discussed the relationship of the advisory fees paid in light of the services provided.The Board members considered the relevance of the fee information provided for the Similar Accounts to evaluate the appropriateness and reasonableness of the fund’s management and sub-investment advisory fees.The Board acknowledged that differences in fees paid by the Similar Accounts seemed to be consistent with the services provided.

The Board considered the fee to the Sub-Adviser in relation to the fee paid to Dreyfus and the respective services provided by the Sub-Adviser and Dreyfus.The Board also noted that the Sub-Adviser’s fee is paid by Dreyfus and not by the fund.

Analysis of Profitability and Economies of Scale. Dreyfus’ representatives reviewed the dollar amount of expenses allocated and profit received by Dreyfus and the method used to determine such expenses and profit.The Board previously had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus mutual fund complex. The Board also was informed that the methodology had also been reviewed by an independent registered public accounting firm which, like the consultant, found the methodology to be reasonable. The consulting firm also analyzed where any economies of scale might emerge in connection with the management of the fund. The Board members evaluated the profitability analysis in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund investors.The Board members also considered potential benefits to Dreyfus or the Sub-Adviser from acting as investment adviser and sub-investment adviser, respectively, and noted that there were no soft dollar arrangements with respect to trading the fund’s investments.

It was noted that the Board members should consider Dreyfus’ profitability with respect to the fund as part of their evaluation of whether the fees under the Management Agreement bear a reasonable relationship to the mix of services provided by Dreyfus, including the nature, extent and quality of such services and that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been static or decreasing, the possibility that Dreyfus may have realized any economies of scale would be less. Since Dreyfus, and not the fund, pays the Sub-Adviser, the Board did not consider the Sub-Adviser’s profitability to be relevant to its deliberations. It also was noted that the profitability percentage for managing the fund was within ranges determined by appropriate court cases to be reasonable given the services rendered and generally superior service levels provided.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to continuation of the fund’s Agreements. Based on the discussions and considerations as described above, the Board made the following conclusions and determinations.

  The Board concluded that the nature, extent and quality of the services provided by Dreyfus and the Sub-Adviser are adequate and appropriate.
  The Board was generally satisfied with the fund’s relative performance.
  The Board concluded that the fee payable by the fund to Dreyfus was reasonable in light of the considerations described above.

The Fund 75

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

  The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the manage- ment of the fund had been adequately considered by Dreyfus in connection with the management fee rate charged to the fund and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

The Board members considered these conclusions and determinations, along with information received on a routine and regular basis throughout the year, and, without any one factor being dispositive, the Board determined that continuation of the fund’s Agreements was in the best interests of the fund and its shareholders.

Item 2.	Code of Ethics.
Not applicable.
Item 3.	Audit Committee Financial Expert.
Not applicable.
Item 4.	Principal Accountant Fees and Services.
Not applicable.
Item 5.	Audit Committee of Listed Registrants.
Not applicable.
Item 6.	Investments.
(a)	Not applicable.
Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies.
Not applicable.
Item 8.	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and
Affiliated Purchasers.
Not applicable. [CLOSED END FUNDS ONLY]
Item 10.	Submission of Matters to a Vote of Security Holders.
There have been no material changes to the procedures applicable to Item 10.
Item 11.	Controls and Procedures.

     3

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.	Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3) Not applicable.

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

4

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Advantage Funds, Inc.

By:	/s/ J. David Officer
J. David Officer,
President

Date:	June 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer,
President

Date:	June 29, 2009

By:	/s/ James Windels
James Windels,
Treasurer

Date:	June 29, 2009

5

EXHIBIT INDEX

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)

6